ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

December 31, 2022

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors of Zurich American Life Insurance Company and

Policy Owners of ZALICO Variable Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and policy owners’ equity of each of the subaccounts listed in the Appendix that comprise ZALICO Variable Separate Account (the Separate Account), as of December 31, 2022, the related statement of operations and the statements of changes in policy owners’ equity for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its policy owners’ equity for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s Auditor since 2021.

/s/ Ernst & Young LLP

April 24, 2023

A member firm of Ernst & Young Global Limited	1

Appendix

Subaccounts comprising ZALICO Variable Separate Account

Subaccounts	Statement of Operations	Statements of Changes in Policy Owners’ Equity

Alger Balanced-Class I-2

Alger Capital Appreciation-Class I-2

Alger Growth & Income-Class I-2

Alger Large Cap Growth-Class I-2

Alger Mid Cap Growth-Class I-2

American Century VP Disciplined Core Value

American Century VP International

American Century VP Ultra

American Century VP Value

AST International Growth

AST Large-Cap Value Portfolio

AST Mid-Cap Growth Portfolio

AST Small Cap Growth

AST T Rowe Price Asset Allocation

BNY Mellon Investment Portfolios MidCap Stock

Portfolio – Initial Shares

BNY Mellon Stock Index Fund Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Initial Shares

BNY Mellon VIF Appreciation Portfolio-Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

DWS Capital Growth VIP A

DWS Core Equity VIP A

DWS Core Equity VIP B

DWS CROCI® International VIP A

DWS CROCI® International VIP B

DWS Global Small Cap VIP A

DWS CROCI® U.S. VIP A

DWS Global Income Builder VIP A

DWS Government Money Market VIP A

DWS High Income VIP A

DWS International Growth VIP A

DWS Small Mid Cap Growth VIP A

DWS Small Mid Cap Value VIP A

DWS Equity 500 Index VIP A

DWS Small Cap Index VIP A

Fidelity VIP II Contrafund

Fidelity VIP Equity Income

Fidelity VIP Growth

Fidelity VIP Growth Opportunities

	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

A member firm of Ernst & Young Global Limited	2

Subaccounts	Statement of Operations	Statements of Changes in Policy Owners’ Equity
Fidelity VIP High Income Fidelity VIP II Index 500 Fidelity VIP Overseas FTVIP Templeton Developing Markets Fund CL 2 FTVIP Templeton Foreign Fund CL 2 FTVIP Templeton Global Bond Fund CL 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Invesco V.I. Discovery Mid Cap Growth Fund Series I

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Technology Fund Series I

Janus Henderson Balanced Portfolio I-S

Janus Henderson Enterprise Portfolio I-S

Janus Henderson Flexible Bond Portfolio I-S

Janus Henderson Forty Portfolio I-S

Janus Henderson Global Research Portfolio I-S

Janus Henderson Overseas Portfolio I-S

Janus Henderson Research Portfolio I-S

PIMCO PVIT International Bond (U.S. Dollar- Hedged) – Admin

PIMCO PVIT Low Duration Portfolio – Admin

	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AST BlackRock Low Duration Bond AST BlackRock Loomis Sayles Bond Portfolio AST T Rowe Price Large-Cap Value Portfolio	For the period ended February 11, 2022	For the period ended February 11, 2022 and the year ended December 31, 2021
AST Core Fixed Income Portfolio	For the period from February 11, 2022 through December 31, 2022	For the period from February 11, 2022 through December 31, 2022
AST Loomis Sayles Large-Cap Growth Portfolio	For the period ended June 10, 2022	For the period ended June 10, 2022 and the year ended December 31, 2021
AST Large-Cap Growth Portfolio	For the period from June 10, 2022 through December 31, 2022	For the period from June 10, 2022 through December 31, 2022
Invesco V.I. Managed Volatility Fund	N/A	For the period ended April 30, 2021
Invesco V.I. Equity and Income Fund Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from April 30, 2021 through December 31, 2021.
DWS Bond VIP A DWS Global Equity VIP A	N/A	For the period ended October 28, 2021

A member firm of Ernst & Young Global Limited	3

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity

December 31, 2022

	Alger Portfolios					American Century Variable Portfolios, Inc.
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
ASSETS
Investments in underlying portfolio funds, at current fair value	$511,893	$459,316	$848,735	$728,712	$1,234,149	$83,807	$37,842	$101,961	$349,536
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	511,893	459,316	848,735	728,712	1,234,149	83,807	37,842	101,961	349,536

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$511,893	$459,316	$848,735	$728,712	$1,234,149	$83,807	$37,842	$101,961	$349,536

Units Outstanding	18,939	11,237	19,344	17,532	33,342	2,298	1,693	1,807	9,552

Shares Owned in Each Portfolio	31,213	8,405	36,726	15,488	90,216	11,689	3,971	5,272	28,075

Fair Value per Share	$16.40	$54.65	$23.11	$47.05	$13.68	$7.17	$9.53	$19.34	$12.45

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2022

	Advanced Series Trust
	AST BlackRock Low Duration Bond	AST BlackRock Loomis Sayles Bond Portfolio	AST Core Fixed Income Portfolio	AST International Growth	AST Large- Cap Growth Portfolio	AST Large- Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST Mid- Cap Growth Portfolio	AST Small Cap Growth
ASSETS
Investments in underlying portfolio funds, at current fair value	$—	$—	$384,928	$508,068	$9,257,796	$3,033,098	$—	$2,094,299	$273,603
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	—	—	384,928	508,068	9,257,796	3,033,098	—	2,094,299	273,603

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$—	$—	$384,928	$508,068	$9,257,796	$3,033,098	$—	$2,094,299	$273,603

Units Outstanding	—	—	44,163	21,755	975,575	48,266	—	29,176	4,225

Shares Owned in Each Portfolio	—	—	30,943	23,489	183,432	69,582	—	173,369	4,591

Fair Value per Share	$—	$—	$12.44	$21.63	$50.47	$43.59	$—	$12.08	$59.60

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2022

	Advanced Series Trust		BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Fund	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I
	AST T Rowe Price Asset Allocation	AST T Rowe Price Large- Cap Value Portfolio	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio- Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A
ASSETS
Investments in underlying portfolio funds, at current fair value	$1,034,726	$—	$111,270	$679,280	$162,107	$213,035	$761,742	$5,072,412	$1,539,404
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	1,034,726	—	111,270	679,280	162,107	213,035	761,742	5,072,412	1,539,404

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$1,034,726	$—	$111,270	$679,280	$162,107	$213,035	$761,742	$5,072,412	$1,539,404

Units Outstanding	19,624	—	2,612	15,250	4,823	5,107	22,376	122,713	38,090

Shares Owned in Each Portfolio	29,180	—	6,760	11,750	3,885	6,672	19,338	177,481	147,030

Fair Value per Share	$35.46	$—	$16.46	$57.81	$41.73	$31.93	$39.39	$28.58	$10.47

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2022

	Deutsche DWS Variable Series I				Deutsche DWS Variable Series II
	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Growth VIP A
ASSETS
Investments in underlying portfolio funds, at current fair value	$193,886	$233,741	$235,287	$250,905	$1,810,931	$1,164,364	$2,646,298	$618,664	$3,657
Dividends and other receivables	—	—	—	—	—	—	27	—	—

Total assets	193,886	233,741	235,287	250,905	1,810,931	1,164,364	2,646,325	618,664	3,657

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$193,886	$233,741	$235,287	$250,905	$1,810,931	$1,164,364	$2,646,325	$618,664	$3,657

Units Outstanding	5,282	15,977	14,281	8,283	277,197	129,316	1,137,825	91,306	151

Shares Owned in Each Portfolio	18,536	36,016	36,198	29,449	137,818	57,585	2,646,298	115,855	279

Fair Value per Share	$10.46	$6.49	$6.50	$8.52	$13.14	$20.22	$1.00	$5.34	$13.11

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2022

	Deutsche DWS Variable Series II		Deutsche DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
ASSETS
Investments in underlying portfolio funds, at current fair value	$3,508,797	$75,850	$649,767	$135,918	$3,061,300	$1,152,505	$982,557	$1,349,555	$139,226
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	3,508,797	75,850	649,767	135,918	3,061,300	1,152,505	982,557	1,349,555	139,226

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$3,508,797	$75,850	$649,767	$135,918	$3,061,300	$1,152,505	$982,557	$1,349,555	$139,226

Units Outstanding	611,253	1,336	17,898	4,109	24,234	22,261	17,335	15,927	6,475

Shares Owned in Each Portfolio	293,133	5,958	28,288	11,214	80,816	48,918	13,740	32,892	31,571

Fair Value per Share	$11.97	$12.73	$22.97	$12.12	$37.88	$23.56	$71.51	$41.03	$4.41

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2022

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I
ASSETS
Investments in underlying portfolio funds, at current fair value	$2,867,947	$76,246	$114,477	$54,595	$40,546	$62,753	$78,928	$147	$184,690
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	2,867,947	76,246	114,477	54,595	40,546	62,753	78,928	147	184,690

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$2,867,947	$76,246	$114,477	$54,595	$40,546	$62,753	$78,928	$147	$184,690

Units Outstanding	5,315	3,619	7,040	3,564	2,899	5,204	2,946	15	4,212

Shares Owned in Each Portfolio	7,652	3,514	15,345	4,486	3,249	1,130	3,158	9	14,670

Fair Value per Share	$374.80	$21.70	$7.46	$12.17	$12.48	$55.53	$24.99	$16.33	$12.59

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2022

	Janus Aspen Series							PIMCO Variable Insurance Trust
	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
ASSETS
Investments in underlying portfolio funds, at current fair value	$1,916,256	$1,453,108	$75,015	$2,147,836	$921,069	$583,267	$1,248,756	$67,888	$47,469
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	1,916,256	1,453,108	75,015	2,147,836	921,069	583,267	1,248,756	67,888	47,469

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$1,916,256	$1,453,108	$75,015	$2,147,836	$921,069	$583,267	$1,248,756	$67,888	$47,469

Units Outstanding	58,131	25,223	4,696	17,871	28,892	28,595	29,242	3,093	2,980

Shares Owned in Each Portfolio	47,847	20,884	7,547	63,377	18,414	15,142	39,543	7,139	5,007

Fair Value per Share	$40.05	$69.58	$9.94	$33.89	$50.02	$38.52	$31.58	$9.51	$9.48

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2022

	Alger Portfolios					American Century Variable Portfolios, Inc.
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
REVENUE
Dividend income	$6,201	$—	$12,737	$—	$—	$1,548	$535	$—	$7,369
EXPENSES
Administration, mortality and expense risk charges	2,809	4,858	3,249	3,110	5,038	351	114	461	1,228

Net investment income (loss)	3,392	(4,858)	9,488	(3,110)	(5,038)	1,197	421	(461)	6,141

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	11,860	4,602	57,570	(880)	5,453	(258)	1,157	23,467	26,856
Capital gain distributions	22,833	41,270	56,584	40,471	45,249	21,219	5,636	13,695	28,447

Net realized gain (loss) on investments	34,693	45,872	114,154	39,591	50,702	20,961	6,793	37,162	55,303
Change in unrealized depreciation on investments	(109,716)	(312,776)	(280,624)	(491,385)	(771,167)	(34,754)	(19,330)	(89,998)	(60,913)

Net realized and unrealized gain (loss) on investments	(75,023)	(266,904)	(166,470)	(451,794)	(720,465)	(13,793)	(12,537)	(52,836)	(5,610)

Net increase (decrease) in policy owners’ equity resulting from operations	$(71,631)	$(271,762)	$(156,982)	$(454,904)	$(725,503)	$(12,596)	$(12,116)	$(53,297)	$531

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2022

	Advanced Series Trust
	AST BlackRock Low Duration Bond	AST BlackRock Loomis Sayles Bond Portfolio	AST Core Fixed Income Portfolio	AST International Growth	AST Large- Cap Growth Portfolio	AST Large- Cap Value Portfolio	AST Loomis Sayles Large- Cap Growth Portfolio	AST Mid- Cap Growth Portfolio	AST Small Cap Growth
	1/1/2022	1/1/2022	2/11/2022	1/1/2022	6/10/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	2/11/2022	2/11/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	6/10/2022	12/31/2022	12/31/2022
REVENUE
Dividend income	$—	$—	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Administration, mortality and expense risk charges	165	367	3,463	4,994	49,710	25,895	48,877	21,141	2,784

Net investment income (loss)	(165)	(367)	(3,463)	(4,994)	(49,710)	(25,895)	(48,877)	(21,141)	(2,784)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	7,011	49,492	(9,566)	24,386	(2,062)	149,393	5,948,815	88,440	24,657
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	7,011	49,492	(9,566)	24,386	(2,062)	149,393	5,948,815	88,440	24,657
Change in unrealized depreciation on investments	(9,441)	(61,246)	(52,123)	(238,571)	(449,004)	(195,701)	(9,878,037)	(1,081,627)	(137,850)

Net realized and unrealized gain (loss) on investments	(2,430)	(11,754)	(61,689)	(214,185)	(451,066)	(46,308)	(3,929,222)	(993,187)	(113,193)

Net increase (decrease) in policy owners’ equity resulting from operations	$(2,595)	$(12,121)	$(65,152)	$(219,179)	$(500,776)	$(72,203)	$(3,978,099)	$(1,014,328)	$(115,977)

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2022

	Advanced Series Trust		BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Fund	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I
	AST T Rowe Price Asset Allocation	AST T Rowe Price Large- Cap Value Portfolio	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio- Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	2/11/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
REVENUE
Dividend income	$—	$—	$833	$10,488	$915	$1,511	$—	$5,496	$13,115
EXPENSES
Administration, mortality and expense risk charges	10,032	1,978	1,031	2,860	1,008	810	2,653	52,786	12,539

Net investment income (loss)	(10,032)	(1,978)	(198)	7,628	(93)	701	(2,653)	(47,290)	576

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	43,424	553,482	(189)	82,061	1,238	(10,729)	(3,790)	177,975	34,518
Capital gain distributions	—	—	28,088	68,350	12,527	68,709	169,544	968,316	231,367

Net realized gain (loss) on investments	43,424	553,482	27,899	150,411	13,765	57,980	165,754	1,146,291	265,885
Change in unrealized depreciation on investments	(256,052)	(538,520)	(47,175)	(329,366)	(63,160)	(110,369)	(322,928)	(3,532,097)	(572,157)

Net realized and unrealized gain (loss) on investments	(212,628)	14,962	(19,276)	(178,955)	(49,395)	(52,389)	(157,174)	(2,385,806)	(306,272)

Net increase (decrease) in policy owners’ equity resulting from operations	$(222,660)	$12,984	$(19,474)	$(171,327)	$(49,488)	$(51,688)	$(159,827)	$(2,433,096)	$(305,696)

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2022

	Deutsche DWS Variable Series I				Deutsche DWS Variable Series II
	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Growth VIP A
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
REVENUE
Dividend income	$997	$7,639	$7,274	$1,505	$34,400	$37,754	$29,607	$33,829	$42
EXPENSES
Administration, mortality and expense risk charges	1,884	1,660	2,202	2,436	17,072	11,083	21,007	5,735	36

Net investment income (loss)	(887)	5,979	5,072	(931)	17,328	26,671	8,600	28,094	6

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	3,382	(4,480)	(3,023)	(1,769)	9,583	(7,851)	—	(6,188)	26
Capital gain distributions	30,364	—	—	48,311	28,739	109,534	—	—	54

Net realized gain (loss) on investments	33,746	(4,480)	(3,023)	46,542	38,322	101,683	—	(6,188)	80
Change in unrealized depreciation on investments	(73,249)	(39,345)	(43,410)	(128,360)	(409,177)	(360,855)	—	(90,395)	(1,607)

Net realized and unrealized gain (loss) on investments	(39,503)	(43,825)	(46,433)	(81,818)	(370,855)	(259,172)	—	(96,583)	(1,527)

Net increase (decrease) in policy owners’ equity resulting from operations	$(40,390)	$(37,846)	$(41,361)	$(82,749)	$(353,527)	$(232,501)	$8,600	$(68,489)	$(1,521)

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2022

	Deutsche DWS Variable Series II		Deutsche DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
REVENUE
Dividend income	$—	$683	$8,633	$1,289	$17,234	$22,189	$7,453	$—	$7,466
EXPENSES
Administration, mortality and expense risk charges	32,322	717	6,384	463	30,978	7,209	4,207	14,818	621

Net investment income (loss)	(32,322)	(34)	2,249	826	(13,744)	14,980	3,246	(14,818)	6,845

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	2,410	210	59,313	(948)	116,734	14,586	64,043	76,754	(4,697)
Capital gain distributions	478,873	1,176	40,221	24,250	163,754	38,979	90,020	326,881	—

Net realized gain (loss) on investments	481,283	1,386	99,534	23,302	280,488	53,565	154,063	403,635	(4,697)
Change in unrealized depreciation on investments	(1,894,154)	(16,457)	(261,586)	(59,078)	(1,457,129)	(141,518)	(525,012)	(1,280,129)	(21,073)

Net realized and unrealized gain (loss) on investments	(1,412,871)	(15,071)	(162,052)	(35,776)	(1,176,641)	(87,953)	(370,949)	(876,494)	(25,770)

Net increase (decrease) in policy owners’ equity resulting from operations	$(1,445,193)	$(15,105)	$(159,803)	$(34,950)	$(1,190,385)	$(72,973)	$(367,703)	$(891,312)	$(18,925)

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2022

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
REVENUE
Dividend income	$45,891	$862	$3,125	$1,669	$—	$—	$1,574	$3	$—
EXPENSES
Administration, mortality and expense risk charges	28,588	253	765	180	164	306	328	1	824

Net investment income (loss)	17,303	609	2,360	1,489	(164)	(306)	1,246	2	(824)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	215,707	151	(2,732)	(2,706)	(809)	(1,588)	6,723	—	5,714
Capital gain distributions	25,186	722	9,029	—	—	21,402	10,327	20	83,049

Net realized gain (loss) on investments	240,893	873	6,297	(2,706)	(809)	19,814	17,050	20	88,763
Change in unrealized depreciation on investments	(974,183)	(26,568)	(45,757)	(3,424)	(1,356)	(51,803)	(20,454)	(35)	(205,673)

Net realized and unrealized gain (loss) on investments	(733,290)	(25,695)	(39,460)	(6,130)	(2,165)	(31,989)	(3,404)	(15)	(116,910)

Net increase (decrease) in policy owners’ equity resulting from operations	$(715,987)	$(25,086)	$(37,100)	$(4,641)	$(2,329)	$(32,295)	$(2,158)	$(13)	$(117,734)

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2022

	Janus Aspen Series							PIMCO Variable Insurance Trust
	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
REVENUE
Dividend income	$25,578	$3,060	$1,983	$4,680	$10,294	$10,299	$2,247	$1,080	$833
EXPENSES
Administration, mortality and expense risk charges	7,830	5,091	317	21,962	3,525	2,116	5,131	649	446

Net investment income (loss)	17,748	(2,031)	1,666	(17,282)	6,769	8,183	(2,884)	431	387

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	55,700	15,953	(3,080)	32,286	39,896	2,804	46,613	(473)	(575)
Capital gain distributions	64,701	247,526	1,516	372,393	108,497	—	246,461	29	—

Net realized gain (loss) on investments	120,401	263,479	(1,564)	404,679	148,393	2,804	293,074	(444)	(575)
Change in unrealized depreciation on investments	(536,903)	(550,676)	(14,027)	(1,521,238)	(385,744)	(70,867)	(823,097)	(8,595)	(3,290)

Net realized and unrealized gain (loss) on investments	(416,502)	(287,197)	(15,591)	(1,116,559)	(237,351)	(68,063)	(530,023)	(9,039)	(3,865)

Net increase (decrease) in policy owners’ equity resulting from operations	$(398,754)	$(289,228)	$(13,925)	$(1,133,841)	$(230,582)	$(59,880)	$(532,907)	$(8,608)	$(3,478)

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2022

	Alger Portfolios					American Century Variable Portfolios, Inc.
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$3,392	$(4,858)	$9,488	$(3,110)	$(5,038)	$1,197	$421	$(461)	$6,141
Net realized gain (loss) on investments	34,693	45,872	114,154	39,591	50,702	20,961	6,793	37,162	55,303
Change in unrealized depreciation of investments	(109,716)	(312,776)	(280,624)	(491,385)	(771,167)	(34,754)	(19,330)	(89,998)	(60,913)

Net increase (decrease) in policy owners’ equity resulting from operations	(71,631)	(271,762)	(156,982)	(454,904)	(725,503)	(12,596)	(12,116)	(53,297)	531

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	12,029	—	24,837	22,454	42,872	5,034	567	1,961	12,465
Net transfer (to) from affiliate and subaccounts	(21,797)	(11)	(22,584)	48,071	18,835	(2,634)	3,364	(1,018)	(18,949)
Payments for redemptions	(3,788)	—	(2,805)	(14,550)	(23,265)	(253)	—	(10,693)	(1,459)
Cost of insurance	(15,685)	(2,744)	(31,687)	(29,927)	(59,182)	(6,653)	(1,011)	(2,082)	(15,251)

Net increase (decrease) from policy owners’ equity transactions	(29,241)	(2,755)	(32,239)	26,048	(20,740)	(4,506)	2,920	(11,832)	(23,194)

Total increase (decrease) in policy owners’ equity	(100,872)	(274,517)	(189,221)	(428,856)	(746,243)	(17,102)	(9,196)	(65,129)	(22,663)
POLICY OWNERS’ EQUITY
Beginning of period	612,765	733,833	1,037,956	1,157,568	1,980,392	100,909	47,038	167,090	372,199

End of period	$511,893	$459,316	$848,735	$728,712	$1,234,149	$83,807	$37,842	$101,961	$349,536

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Advanced Series Trust
	AST BlackRock Low Duration Bond	AST BlackRock Loomis Sayles Bond Portfolio	AST Core Fixed Income Portfolio	AST International Growth	AST Large- Cap Growth Portfolio	AST Large- Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST Mid- Cap Growth Portfolio	AST Small Cap Growth
	1/1/2022 to 2/11/2022	1/1/2022 to 2/11/2022	2/11/2022 to 12/31/2022	1/1/2022 to 12/31/2022	6/10/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 6/10/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment loss	$(165)	$(367)	$(3,463)	$(4,994)	$(49,710)	$(25,895)	$(48,877)	$(21,141)	$(2,784)
Net realized gain (loss) on investments	7,011	49,492	(9,566)	24,386	(2,062)	149,393	5,948,815	88,440	24,657
Change in unrealized depreciation of investments	(9,441)	(61,246)	(52,123)	(238,571)	(449,004)	(195,701)	(9,878,037)	(1,081,627)	(137,850)

Net increase (decrease) in policy owners’ equity resulting from operations	(2,595)	(12,121)	(65,152)	(219,179)	(500,776)	(72,203)	(3,978,099)	(1,014,328)	(115,977)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,136	2,264	28,409	24,866	194,819	99,339	148,452	85,041	7,501
Net transfer (to) from affiliate and subaccounts	(158,679)	(349,297)	471,732	4,067	10,026,371	1,793,521	(10,254,265)	(40,051)	(10,719)
Payments for redemptions	—	—	(5,825)	(12,871)	(129,385)	(29,906)	(51,039)	(35,892)	(5,271)
Cost of insurance	(1,988)	(3,969)	(44,236)	(37,662)	(333,233)	(162,503)	(281,065)	(160,523)	(17,088)

Net increase (decrease) from policy owners’ equity transactions	(158,531)	(351,002)	450,080	(21,600)	9,758,572	1,700,451	(10,437,917)	(151,425)	(25,577)

Total increase (decrease) in policy owners’ equity	(161,126)	(363,123)	384,928	(240,779)	9,257,796	1,628,248	(14,416,016)	(1,165,753)	(141,554)
POLICY OWNERS’ EQUITY
Beginning of period	161,126	363,123	—	748,847	—	1,404,850	14,416,016	3,260,052	415,157

End of period	$—	$—	$384,928	$508,068	$9,257,796	$3,033,098	$—	$2,094,299	$273,603

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Advanced Series Trust		BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Fund	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I
	AST T Rowe Price Asset Allocation	AST T Rowe Price Large-Cap Value Portfolio	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio- Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	2/11/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
OPERATIONS
Net investment income (loss)	$(10,032)	$(1,978)	$(198)	$7,628	$(93)	$701	$(2,653)	$(47,290)	$576
Net realized gain (loss) on investments	43,424	553,482	27,899	150,411	13,765	57,980	165,754	1,146,291	265,885
Change in unrealized depreciation of investments	(256,052)	(538,520)	(47,175)	(329,366)	(63,160)	(110,369)	(322,928)	(3,532,097)	(572,157)

Net increase (decrease) in policy owners’ equity resulting from operations	(222,660)	12,984	(19,474)	(171,327)	(49,488)	(51,688)	(159,827)	(2,433,096)	(305,696)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	38,087	6,213	—	14,799	3,554	7,557	19,501	60,625	50,165
Net transfer (to) from affiliate and subaccounts	(10,030)	(1,897,138)	—	(67,589)	(436)	(12,123)	(20,573)	(73,648)	(33,941)
Payments for redemptions	(31,028)	(19,564)	—	(14,294)	(502)	(4,899)	(1,971)	(149,465)	(29,861)
Cost of insurance	(63,181)	(11,078)	(582)	(19,883)	(3,916)	(8,516)	(29,357)	(137,772)	(73,450)

Net increase (decrease) from policy owners’ equity transactions	(66,152)	(1,921,567)	(582)	(86,967)	(1,300)	(17,981)	(32,400)	(300,260)	(87,087)

Total increase (decrease) in policy owners’ equity	(288,812)	(1,908,583)	(20,056)	(258,294)	(50,788)	(69,669)	(192,227)	(2,733,356)	(392,783)
POLICY OWNERS’ EQUITY
Beginning of period	1,323,538	1,908,583	131,326	937,574	212,895	282,704	953,969	7,805,768	1,932,187

End of period	$1,034,726	$—	$111,270	$679,280	$162,107	$213,035	$761,742	$5,072,412	$1,539,404

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Deutsche DWS Variable Series I					Deutsche DWS Variable Series II
	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Growth VIP A
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
OPERATIONS
Net investment income (loss)	$(887)	$5,979	$5,072	$(931)	$17,328	$26,671	$8,600	$28,094	$6
Net realized gain (loss) on investments	33,746	(4,480)	(3,023)	46,542	38,322	101,683	—	(6,188)	80
Change in unrealized depreciation of investments	(73,249)	(39,345)	(43,410)	(128,360)	(409,177)	(360,855)	—	(90,395)	(1,607)

Net increase (decrease) in policy owners’ equity resulting from operations	(40,390)	(37,846)	(41,361)	(82,749)	(353,527)	(232,501)	8,600	(68,489)	(1,521)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	5,340	8,890	11,978	—	32,050	14,389	132,751	13,051	—
Net transfer (to) from affiliate and subaccounts	(6,400)	198	(12,207)	—	(21,620)	(5,723)	(65,673)	(6,318)	—
Payments for redemptions	—	(4,188)	(8,367)	—	(15,808)	(74,272)	(101,666)	(8,887)	—
Cost of insurance	(12,598)	(11,149)	(10,763)	(1,333)	(42,523)	(25,933)	(198,781)	(21,400)	(48)

Net increase (decrease) from policy owners’ equity transactions	(13,658)	(6,249)	(19,359)	(1,333)	(47,901)	(91,539)	(233,369)	(23,554)	(48)

Total increase (decrease) in policy owners’ equity	(54,048)	(44,095)	(60,720)	(84,082)	(401,428)	(324,040)	(224,769)	(92,043)	(1,569)
POLICY OWNERS’ EQUITY
Beginning of period	247,934	277,836	296,007	334,987	2,212,359	1,488,404	2,871,094	710,707	5,226

End of period	$193,886	$233,741	$235,287	$250,905	$1,810,931	$1,164,364	$2,646,325	$618,664	$3,657

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Deutsche DWS Variable Series II		Deutsche DWS Investments VIT Funds			Fidelity Variable Insurance Products Funds
	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
OPERATIONS
Net investment income (loss)	$(32,322)	$(34)	$2,249	$826	$(13,744)	$14,980	$3,246	$(14,818)	$6,845
Net realized gain (loss) on investments	481,283	1,386	99,534	23,302	280,488	53,565	154,063	403,635	(4,697)
Change in unrealized depreciation of investments	(1,894,154)	(16,457)	(261,586)	(59,078)	(1,457,129)	(141,518)	(525,012)	(1,280,129)	(21,073)

Net increase (decrease) in policy owners’ equity resulting from operations	(1,445,193)	(15,105)	(159,803)	(34,950)	(1,190,385)	(72,973)	(367,703)	(891,312)	(18,925)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	141,432	—	—	3,714	108,002	42,303	22,995	46,904	4,893
Net transfer (to) from affiliate and subaccounts	(21,113)	—	(89,649)	3,619	(51,257)	(45,898)	(156,041)	(11,277)	(937)
Payments for redemptions	(70,059)	—	—	—	(73,087)	(28,277)	(22,328)	(34,193)	(603)
Cost of insurance	(203,323)	(436)	(3,456)	(4,074)	(190,344)	(75,199)	(34,819)	(100,769)	(7,037)

Net increase (decrease) from policy owners’ equity transactions	(153,063)	(436)	(93,105)	3,259	(206,686)	(107,071)	(190,193)	(99,335)	(3,684)

Total increase (decrease) in policy owners’ equity	(1,598,256)	(15,541)	(252,908)	(31,691)	(1,397,071)	(180,044)	(557,896)	(990,647)	(22,609)
POLICY OWNERS’ EQUITY
Beginning of period	5,107,053	91,391	902,675	167,609	4,458,371	1,332,549	1,540,453	2,340,202	161,835

End of period	$3,508,797	$75,850	$649,767	$135,918	$3,061,300	$1,152,505	$982,557	$1,349,555	$139,226

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
OPERATIONS
Net investment income (loss)	$17,303	$609	$2,360	$1,489	$(164)	$(306)	$1,246	$2	$(824)
Net realized gain (loss) on investments	240,893	873	6,297	(2,706)	(809)	19,814	17,050	20	88,763
Change in unrealized depreciation of investments	(974,183)	(26,568)	(45,757)	(3,424)	(1,356)	(51,803)	(20,454)	(35)	(205,673)

Net increase (decrease) in policy owners’ equity resulting from operations	(715,987)	(25,086)	(37,100)	(4,641)	(2,329)	(32,295)	(2,158)	(13)	(117,734)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	103,123	4,262	5,246	899	2,648	326	2,281	—	6,420
Net transfer (to) from affiliate and subaccounts	(66,056)	(677)	(11,087)	(382)	(578)	(104)	(17,488)	(1)	14,528
Payments for redemptions	(87,973)	—	(1,519)	—	(492)	(7,635)	(197)	—	(375)
Cost of insurance	(202,968)	(3,504)	(5,712)	(1,850)	(1,212)	(2,587)	(3,958)	(3)	(6,623)

Net increase (decrease) from policy owners’ equity transactions	(253,874)	81	(13,072)	(1,333)	366	(10,000)	(19,362)	(4)	13,950

Total increase (decrease) in policy owners’ equity	(969,861)	(25,005)	(50,172)	(5,974)	(1,963)	(42,295)	(21,520)	(17)	(103,784)
POLICY OWNERS’ EQUITY
Beginning of period	3,837,808	101,251	164,649	60,569	42,509	105,048	100,448	164	288,474

End of period	$2,867,947	$76,246	$114,477	$54,595	$40,546	$62,753	$78,928	$147	$184,690

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2022

	Janus Aspen Series							PIMCO Variable Insurance Trust
	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
OPERATIONS
Net investment income (loss)	$17,748	$(2,031)	$1,666	$(17,282)	$6,769	$8,183	$(2,884)	$431	$387
Net realized gain (loss) on investments	120,401	263,479	(1,564)	404,679	148,393	2,804	293,074	(444)	(575)
Change in unrealized depreciation of investments	(536,903)	(550,676)	(14,027)	(1,521,238)	(385,744)	(70,867)	(823,097)	(8,595)	(3,290)

Net increase (decrease) in policy owners’ equity resulting from operations	(398,754)	(289,228)	(13,925)	(1,133,841)	(230,582)	(59,880)	(532,907)	(8,608)	(3,478)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	27,626	28,726	6,105	98,764	26,948	17,548	31,473	3,770	2,594
Net transfer (to) from affiliate and subaccounts	(54,321)	(13,332)	(13,889)	44,047	(6,179)	(23,985)	30,033	(141)	1,349
Payments for redemptions	(13,949)	(2,832)	(377)	(85,758)	(5,372)	(4,595)	(936)	—	(2,149)
Cost of insurance	(38,337)	(53,188)	(7,706)	(149,953)	(36,086)	(17,989)	(43,808)	(5,912)	(4,559)

Net increase (decrease) from policy owners’ equity transactions	(78,981)	(40,626)	(15,867)	(92,900)	(20,689)	(29,021)	16,762	(2,283)	(2,765)

Total increase (decrease) in policy owners’ equity	(477,735)	(329,854)	(29,792)	(1,226,741)	(251,271)	(88,901)	(516,145)	(10,891)	(6,243)
POLICY OWNERS’ EQUITY
Beginning of period	2,393,991	1,782,962	104,807	3,374,577	1,172,340	672,168	1,764,901	78,779	53,712

End of period	$1,916,256	$1,453,108	$75,015	$2,147,836	$921,069	$583,267	$1,248,756	$67,888	$47,469

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2021

	Alger Portfolios					American Century Variable Portfolios, Inc.
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021
OPERATIONS
Net investment income (loss)	$1,791	$(6,192)	$7,302	$(4,408)	$(7,582)	$653	$(113)	$(570)	$4,957
Net realized gain (loss) on investments	44,107	159,117	171,449	365,860	1,073,010	14,751	2,039	16,064	50,543
Change in unrealized appreciation (depreciation) of investments	49,859	(40,308)	75,985	(235,612)	(980,327)	3,896	1,708	13,519	20,731

Net increase (decrease) in policy owners’ equity resulting from operations	95,757	112,617	254,736	125,840	85,101	19,300	3,634	29,013	76,231

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	12,472	—	23,669	23,778	44,433	4,897	567	1,980	13,669
Net transfer (to) from affiliate and subaccounts	22,681	(12)	(6,811)	(41,919)	(29,607)	(931)	(654)	8,414	(8,252)
Payments for redemptions	(2,224)	—	(37,098)	(37,463)	(97,972)	—	—	(640)	(21,807)
Cost of insurance	(13,959)	(3,504)	(28,386)	(30,386)	(64,356)	(5,915)	(971)	(1,309)	(14,119)

Net increase (decrease) from policy owners’ equity transactions	18,970	(3,516)	(48,626)	(85,990)	(147,502)	(1,949)	(1,058)	8,445	(30,509)

Total increase (decrease) in policy owners’ equity	114,727	109,101	206,110	39,850	(62,401)	17,351	2,576	37,458	45,722
POLICY OWNERS’ EQUITY
Beginning of period	498,038	624,732	831,846	1,117,718	2,042,793	83,558	44,462	129,632	326,477

End of period	$612,765	$733,833	$1,037,956	$1,157,568	$1,980,392	$100,909	$47,038	$167,090	$372,199

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Advanced Series Trust
	AST BlackRock Low Duration Bond	AST BlackRock Loomis Sayles Bond Portfolio	AST International Growth	AST Large- Cap Value Portfolio	AST Loomis Sayles Large- Cap Growth Portfolio	AST Mid- Cap Growth Portfolio	AST Small Cap Growth
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021
OPERATIONS
Net investment (loss)	$(1,538)	$(3,355)	$(6,808)	$(12,118)	$(124,646)	$(28,509)	$(3,854)
Net realized gain (loss) on investments	2,539	10,554	88,452	50,724	642,525	173,288	46,377
Change in unrealized appreciation (depreciation) of investments	(3,517)	(15,015)	420	277,664	1,670,569	135,986	(28,483)

Net increase (decrease) in policy owners’ equity resulting from operations	(2,516)	(7,816)	82,064	316,270	2,188,448	280,765	14,040

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	15,476	20,774	28,254	47,470	363,094	100,528	7,011
Net transfer (to) from affiliate and subaccounts	(3,616)	7,884	(5,136)	(22,652)	(32,423)	5,544	25,227
Payments for redemptions	(4,610)	(19,117)	(75,013)	(22,843)	(374,164)	(124,764)	(34,075)
Cost of insurance	(6,411)	(19,002)	(17,496)	(39,427)	(396,032)	(98,762)	(12,703)

Net increase (decrease) from policy owners’ equity transactions	839	(9,461)	(69,391)	(37,452)	(439,525)	(117,454)	(14,540)

Total increase (decrease) in policy owners’ equity	(1,677)	(17,277)	12,673	278,818	1,748,923	163,311	(500)
POLICY OWNERS’ EQUITY
Beginning of period	162,803	380,400	736,174	1,126,032	12,667,093	3,096,741	415,657

End of period	$161,126	$363,123	$748,847	$1,404,850	$14,416,016	$3,260,052	$415,157

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Advanced Series Trust		BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Fund	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I
	AST T Rowe Price Asset Allocation	AST T Rowe Price Large- Cap Value Portfolio	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio- Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	DWS Bond VIP A	DWS Capital Growth VIP A	DWS Core Equity VIP A
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	10/28/2021	12/31/2021	12/31/2021
OPERATIONS
Net investment income (loss)	$(11,379)	$(16,230)	$(351)	$6,394	$343	$153	$(2,371)	$4,493	$(48,508)	$(253)
Net realized gain (loss) on investments	26,700	29,982	991	92,254	6,922	27,336	145,663	15,005	589,175	145,247
Change in unrealized appreciation (depreciation) of investments	120,383	372,299	25,514	106,651	37,545	33,198	(6,232)	(21,841)	866,891	241,183

Net increase (decrease) in policy owners’ equity resulting from operations	135,704	386,051	26,154	205,299	44,810	60,687	137,060	(2,343)	1,407,558	386,177

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	41,953	66,943	—	13,964	3,650	7,854	22,062	6,406	63,431	52,561
Net transfer (to) from affiliate and subaccounts	20,835	(4,215)	—	1,586	(655)	(3,702)	(25,322)	(285,236)	(79,164)	(82,026)
Payments for redemptions	(13,946)	(56,483)	—	(446)	(1,023)	—	(19,067)	(7,090)	(69,259)	(10,883)
Cost of insurance	(36,489)	(52,427)	(623)	(17,009)	(3,732)	(7,485)	(27,362)	(9,132)	(100,050)	(67,528)

Net increase (decrease) from policy owners’ equity transactions	12,353	(46,182)	(623)	(1,905)	(1,760)	(3,333)	(49,689)	(295,052)	(185,042)	(107,876)

Total increase (decrease) in policy owners’ equity	148,057	339,869	25,531	203,394	43,050	57,354	87,371	(297,395)	1,222,516	278,301
POLICY OWNERS’ EQUITY
Beginning of period	1,175,481	1,568,714	105,795	734,180	169,845	225,350	866,598	297,395	6,583,252	1,653,886

End of period	$1,323,538	$1,908,583	$131,326	$937,574	$212,895	$282,704	$953,969	$—	$7,805,768	$1,932,187

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Deutsche DWS Variable Series I				Deutsche DWS Variable Series II
	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® Internationa l VIP B	DWS Global Small Cap VIP A	DWS CROCI® U.S. VIP A	DWS Global Equity VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Growth VIP A
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	10/28/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021
OPERATIONS
Net investment income (loss)	$(1,023)	$4,737	$3,663	$(1,820)	$20,570	$(1,258)	$22,956	$(15,434)	$25,662	$(44)
Net realized gain (loss) on investments	13,376	(2,522)	(3)	(4,221)	8,818	404,702	68,486	—	(1,233)	2,064
Change in unrealized appreciation (depreciation) of investments	35,828	19,706	18,190	51,782	423,834	(297,918)	53,528	—	(3,350)	(1,366)

Net increase (decrease) in policy owners’ equity resulting from operations	48,181	21,921	21,850	45,741	453,222	105,526	144,970	(15,434)	21,079	654

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	5,309	10,852	12,065	—	34,089	15,463	17,380	119,956	13,452	—
Net transfer (to) from affiliate and subaccounts	769	(4,140)	1,971	(54,476)	1,442	(803,064)	(89,763)	1,086,503	15,686	—
Payments for redemptions	—	(2,259)	(4,016)	(3,714)	(16,214)	(6,291)	(35,748)	(186,506)	(4,621)	(3,547)
Cost of insurance	(8,156)	(10,483)	(6,426)	(1,631)	(39,863)	(11,738)	(19,592)	(110,332)	(14,329)	(69)

Net increase (decrease) from policy owners’ equity transactions	(2,078)	(6,030)	3,594	(59,821)	(20,546)	(805,630)	(127,723)	909,621	10,188	(3,616)

Total increase (decrease) in policy owners’ equity	46,103	15,891	25,444	(14,080)	432,676	(700,104)	17,247	894,187	31,267	(2,962)
POLICY OWNERS’ EQUITY
Beginning of period	201,831	261,945	270,563	349,067	1,779,683	700,104	1,471,157	1,976,907	679,440	8,188

End of period	$247,934	$277,836	$296,007	$334,987	$2,212,359	$—	$1,488,404	$2,871,094	$710,707	$5,226

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Deutsche DWS Variable Series II		Deutsche DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021
OPERATIONS
Net investment income (loss)	$(39,539)	$289	$4,577	$778	$(34,019)	$16,015	$(5,386)	$(21,256)	$7,701
Net realized gain (loss) on investments	436,711	653	48,859	20,544	757,189	182,239	462,037	429,655	(5,421)
Change in unrealized appreciation (depreciation) of investments	204,776	19,867	142,527	141	236,687	71,039	(166,283)	(168,256)	3,695

Net increase (decrease) in policy owners’ equity resulting from operations	601,948	20,809	195,963	21,463	959,857	269,293	290,368	240,143	5,975

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	153,404	—	—	3,631	117,317	43,629	24,933	46,457	4,838
Net transfer (to) from affiliate and subaccounts	(186,995)	—	(161)	(6,341)	(56,237)	(27,155)	15,771	73,933	12,853
Payments for redemptions	(109,522)	—	(20,550)	(367)	(215,823)	(45,894)	(27,627)	(179,706)	(357)
Cost of insurance	(135,988)	(462)	(3,965)	(3,878)	(111,208)	(48,183)	(31,526)	(75,338)	(5,043)

Net increase (decrease) from policy owners’ equity transactions	(279,101)	(462)	(24,676)	(6,955)	(265,951)	(77,603)	(18,449)	(134,654)	12,291

Total increase (decrease) in policy owners’ equity	322,847	20,347	171,287	14,508	693,906	191,690	271,919	105,489	18,266
POLICY OWNERS’ EQUITY
Beginning of period	4,784,206	71,044	731,388	153,101	3,764,465	1,140,859	1,268,534	2,234,713	143,569

End of period	$5,107,053	$91,391	$902,675	$167,609	$4,458,371	$1,332,549	$1,540,453	$2,340,202	$161,835

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Managed Volatility Fund	Invesco V.I. Technology Fund Series I
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	4/30/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	4/30/2021	12/31/2021
OPERATIONS
Net investment income (loss)	$12,725	$149	$437	$892	$(171)	$(423)	$1,686	$3	$3	$(1,158)
Net realized gain (loss) on investments	279,003	21,921	5,609	542	(402)	16,884	4,910	2	8	52,370
Change in unrealized appreciation (depreciation) of investments	560,476	(5,389)	(16,882)	749	(1,761)	1,150	9,772	4	1	(13,171)

Net increase (decrease) in policy owners’ equity resulting from operations	852,204	16,681	(10,836)	2,183	(2,334)	17,611	16,368	9	12	38,041

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	109,154	4,546	4,791	899	2,366	321	2,281	—	—	6,450
Net transfer (to) from affiliate and subaccounts	(10,636)	(838)	7,802	2,657	1,625	(206)	1,919	158	(160)	1,012
Payments for redemptions	(168,714)	(2,437)	—	—	—	(13,235)	(8,725)	—	—	(35,062)
Cost of insurance	(122,162)	(3,220)	(5,618)	(1,644)	(1,017)	(2,592)	(3,300)	(3)	—	(6,864)

Net increase (decrease) from policy owners’ equity transactions	(192,358)	(1,949)	6,975	1,912	2,974	(15,712)	(7,825)	155	(160)	(34,464)

Total increase (decrease) in policy owners’ equity	659,846	14,732	(3,861)	4,095	640	1,899	8,543	164	(148)	3,577
POLICY OWNERS’ EQUITY
Beginning of period	3,177,962	86,519	168,510	56,474	41,869	103,149	91,905	—	148	284,897

End of period	$3,837,808	$101,251	$164,649	$60,569	$42,509	$105,048	$100,448	$164	$—	$288,474

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Janus Aspen Series							PIMCO Variable Insurance Trust
	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021
OPERATIONS
Net investment income (loss)	$11,463	$(642)	$1,691	$(28,718)	$1,672	$5,178	$(4,830)	$542	$(195)
Net realized gain (loss) on investments	68,297	361,202	2,840	476,543	168,108	14,170	221,543	993	(43)
Change in unrealized appreciation (depreciation) of investments	260,986	(96,852)	(5,739)	173,138	7,864	64,601	92,498	(3,801)	(733)

Net increase (decrease) in policy owners’ equity resulting from operations	340,746	263,708	(1,208)	620,963	177,644	83,949	309,211	(2,266)	(971)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	25,495	27,083	5,893	94,960	27,903	15,496	30,756	3,863	2,813
Net transfer (to) from affiliate and subaccounts	51,278	(20,023)	10,033	(40,509)	(18,205)	(12,430)	(15,089)	2,729	8,835
Payments for redemptions	(2,314)	(87,345)	—	(82,195)	(20,654)	(38,302)	(104,293)	—	—
Cost of insurance	(33,236)	(47,946)	(6,711)	(156,759)	(33,384)	(15,902)	(44,075)	(5,216)	(3,883)

Net increase (decrease) from policy owners’ equity transactions	41,223	(128,231)	9,215	(184,503)	(44,340)	(51,138)	(132,701)	1,376	7,765

Total increase (decrease) in policy owners’ equity	381,969	135,477	8,007	436,460	133,304	32,811	176,510	(890)	6,794
POLICY OWNERS’ EQUITY
Beginning of period	2,012,022	1,647,485	96,800	2,938,117	1,039,036	639,357	1,588,391	79,669	46,918

End of period	$2,393,991	$1,782,962	$104,807	$3,374,577	$1,172,340	$672,168	$1,764,901	$78,779	$53,712

See accompanying notes to financial statements.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization

ZALICO Variable Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”), a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd. (“ZIG”), of Zurich, Switzerland.

Prior to June 20, 2022, ZALICO was a wholly owned subsidiary of Zurich American Company, LLC (“ZAC”). On June 20, 2022, ZAC merged into ZHCA, with ZHCA as the surviving entity. This merger had no impact on ZALICO or its operations.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund policies (the “Policy”) for the Zurich Select variable life policies (“Zurich Select”), the Power V flexible premium variable universal life policies (“Power V”), the Farmers Variable Universal Life I flexible premium variable universal life policies (“Farmers Variable Universal Life I”), the Scudder Destinations Life modified single premium variable universal life policies (“Scudder Destinations Life”) and Zurich Life investor flexible premium universal life policies (“Zurich Life investor”). Each subaccount is an open-end diversified management investment company. The Separate Account follows the accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 “Financial Services - Investment Companies.”

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

As of December 31, 2022, the Separate Account was comprised of fifty-nine total subaccounts, which are currently open. The following is a list of subaccounts in alphabetical order:

Alger Balanced-Class I-2	DWS CROCI® U.S. VIP A

Alger Capital Appreciation-Class I-2	DWS Global Income Builder VIP A

Alger Growth & Income-Class I-2	DWS Government Money Market VIP A

Alger Large Cap Growth-Class I-2	DWS High Income VIP A

Alger Mid Cap Growth-Class I-2	DWS International Growth VIP A

American Century VP Disciplined Core Value	DWS Small Mid Cap Growth VIP A

American Century VP International	DWS Small Mid Cap Value VIP A

American Century VP Ultra	DWS Equity 500 Index VIP A

American Century VP Value	DWS Small Cap Index VIP A

AST BlackRock Low Duration Bond (a)	Fidelity VIP II Contrafund

AST BlackRock Loomis Sayles Bond Portfolio (a)	Fidelity VIP Equity Income

AST Core Fixed Income Portfolio (b)	Fidelity VIP Growth

AST International Growth	Fidelity VIP Growth Opportunities

AST Large-Cap Growth Portfolio (f)	Fidelity VIP High Income

AST Large-Cap Value Portfolio (e)	Fidelity VIP II Index 500

AST Loomis Sayles Large-Cap Growth Portfolio (a)	Fidelity VIP Overseas

AST Mid-Cap Growth Portfolio	FTVIP Templeton Developing Markets Fund CL 2

AST Small Cap Growth	FTVIP Templeton Foreign Fund CL 2

AST T Rowe Price Asset Allocation	FTVIP Templeton Global Bond Fund CL 2

AST T Rowe Price Large-Cap Value Portfolio (a)	Invesco V.I. Discovery Mid Cap Growth Fund Series I

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	Invesco V.I. Diversified Dividend Fund Series I

BNY Mellon Stock Index Fund Inc. - Initial Shares	Invesco V.I. Equity and Income Fund Series I (d)

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	Invesco V.I. Managed Volatility Fund (c)

BNY Mellon VIF Appreciation Portfolio-Initial Shares	Invesco V.I. Technology Fund Series I

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Janus Henderson Balanced Portfolio I-S

DWS Bond VIP A (c)	Janus Henderson Enterprise Portfolio I-S

DWS Capital Growth VIP A	Janus Henderson Flexible Bond Portfolio I-S

DWS Core Equity VIP A	Janus Henderson Forty Portfolio I-S

DWS Core Equity VIP B	Janus Henderson Global Research Portfolio I-S

DWS CROCI® International VIP A	Janus Henderson Overseas Portfolio I-S

DWS CROCI® International VIP B	Janus Henderson Research Portfolio I-S

DWS Global Equity VIP A (c)	PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin

DWS Global Small Cap VIP A	PIMCO PVIT Low Duration Portfolio - Admin

Notes:

(a)	Subaccount closed during 2022.
(b)	Subaccount commenced operations February 11, 2022.
(c)	Subaccount closed during 2021.
(d)	Subaccount commenced operations April 30, 2021.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Notes:

(e)

Effective February 11, 2022, the AST T Rowe Price Large-Cap Value Portfolio closed, and the funds transferred to the following subaccount: AST Hotchkis Wiley Large-Cap Value Portfolio, which then changed its name to AST Large-Cap Value Portfolio.

(f)	Subaccount commenced operations June 10, 2022.

Policy owners may also allocate some or all of gross premiums or transfer some or all of the policy value to the Guaranteed Account, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

(2) Significant Accounting Policies

Investments

Investments are made in the various portfolios in accordance with selections made by the policy owners. The Separate Account’s assets are the property of ZALICO for the benefit of policy owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios, whose investments are stated at fair value.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the policies, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022 or 2021. Management will periodically review the policy in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the policy owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as increases and decreases in net policy owners’ equity could differ from the estimates reported in the accompanying financial statements.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Risks and uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Policy Owners’ Equity and the amounts reported in the Statement of Changes in Policy Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies in Note 1.

Fair value measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in the Financial Accounting Standards Board’s (“FASB”) guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined in the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosures of transfers between levels of disclosure and a reconciliation of level 3 assets are not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Policy Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets.

b.	Quoted prices for identical or similar assets or liabilities in non-active markets.

c.	Inputs other than quoted market prices that are observable.

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for each of the financial statement periods presented herein and consist of open-ended management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2022 were as follows:

	Purchases	Sales
Alger Portfolios
Alger Balanced-Class I-2	$51,110	$54,128
Alger Capital Appreciation-Class I-2	41,270	7,611
Alger Growth & Income-Class I-2	136,285	102,452
Alger Large Cap Growth-Class I-2	155,520	92,111
Alger Mid Cap Growth-Class I-2	169,101	149,630
American Century Variable Portfolios, Inc.
American Century VP Disciplined Core Value	29,008	11,097
American Century VP International	44,085	35,109
American Century VP Ultra	51,630	50,229
American Century VP Value	93,265	81,872
Advanced Series Trust
AST BlackRock Low Duration Bond	2,032	160,728
AST BlackRock Loomis Sayles Bond Portfolio	1,161	352,531
AST Core Fixed Income Portfolio	518,395	71,777
AST International Growth	14,345	40,939
AST Large-Cap Growth Portfolio	10,179,250	470,387
AST Large-Cap Value Portfolio	1,895,120	220,563
AST Loomis Sayles Large-Cap Growth Portfolio	12,606	10,499,398
AST Mid-Cap Growth Portfolio	26,997	199,561
AST Small Cap Growth	7,491	35,852
AST T Rowe Price Asset Allocation	8,502	84,684
AST T Rowe Price Large-Cap Value Portfolio	355	1,923,899
BNY Mellon Investment Portfolio
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares .	28,921	1,612
BNY Mellon Stock Index Fund
BNY Mellon Stock Index Fund Inc. - Initial Shares	150,283	161,273
BNY Mellon Sustainable U.S. Equity Fund
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	17,180	6,047

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Purchases	Sales
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio-Initial Shares	$105,209	$53,779
BNY Mellon VIF Opportunistic Small Cap Portfolio -Initial Shares	204,844	70,355
Deutsche DWS Variable Series I
DWS Capital Growth VIP A	1,002,633	381,868
DWS Core Equity VIP A	316,568	171,711
DWS Core Equity VIP B	32,669	16,849
DWS CROCI® International VIP A	34,707	34,977
DWS CROCI® International VIP B	15,078	29,364
DWS Global Small Cap VIP A	49,816	3,770
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP A	74,755	76,590
DWS Global Income Builder VIP A	167,234	122,567
DWS Government Money Market VIP A	104,782	329,551
DWS High Income VIP A	38,999	34,460
DWS International Growth VIP A	95	85
DWS Small Mid Cap Growth VIP A	549,450	255,963
DWS Small Mid Cap Value VIP A	1,859	1,153
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP A	48,853	99,486
DWS Small Cap Index VIP A	45,426	17,091
Fidelity Variable Insurance Products Funds
Fidelity VIP II Contrafund	209,109	265,785
Fidelity VIP Equity Income	112,710	165,820
Fidelity VIP Growth	145,757	242,683
Fidelity VIP Growth Opportunities	346,149	133,423
Fidelity VIP High Income	45,524	42,363
Fidelity VIP II Index 500	82,600	293,985
Fidelity VIP Overseas	5,088	3,678
Franklin Templeton Variable Insurance Products Trust
FTVIP Templeton Developing Markets Fund CL 2	24,276	25,960
FTVIP Templeton Foreign Fund CL 2	13,455	13,299
FTVIP Templeton Global Bond Fund CL 2	2,947	2,745

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Purchases	Sales
Invesco Variable Insurance Funds
Invesco V.I. Discovery Mid Cap Growth Fund Series I	$21,588	$10,492
Invesco V.I. Diversified Dividend Fund Series I	24,641	32,429
Invesco V.I. Equity and Income Fund Series I	23	5
Invesco V.I. Technology Fund Series I	112,957	16,783
Janus Aspen Series
Janus Henderson Balanced Portfolio I-S	177,691	174,222
Janus Henderson Enterprise Portfolio I-S	296,913	92,045
Janus Henderson Flexible Bond Portfolio I-S	19,063	31,748
Janus Henderson Forty Portfolio I-S	438,903	176,694
Janus Henderson Global Research Portfolio I-S	172,991	78,415
Janus Henderson Overseas Portfolio I-S	38,084	58,922
Janus Henderson Research Portfolio I-S	377,674	117,335
PIMCO Variable Insurance Trust
PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin	3,930	5,755
PIMCO PVIT Low Duration Portfolio - Admin	4,001	6,380

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(4) Expenses and Related Party Transactions

Policy Charges	Range

Mortality and Expense Risk Charge

ZALICO assesses a daily asset charge to cover mortality and expense risk associated with certain “No-Lapse Guarantees” and administrative and maintenance expense to cover costs that may exceed administrative charges set by the policies. The charge is assessed as a reduction in unit value.	0.20%-0.90% annualized

Sales Load

A sales load is deducted from each premium payment before the net premium is allocated to the subaccounts.	2%

Contingent Deferred Sales Charge

Proceeds payable on the surrender of a policy are reduced by the amount of any applicable contingent deferred sales charge due to ZALICO. The charge is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the policy was purchased and the surrender date.	0.00%-100%

Transfer Charges

Under the terms of the policies ZALICO has reserved the right to charge an amount for each transfer after the first 12 transfers in any policy year through a redemption in units.	$0-$25 per transfer

Administrative Charge

An administrative charge is assessed on monthly cash value of the policy or a flat charge through a redemption of units.	$5-$10 or 0.25% to 0.35% of net assets annualized

Record Maintenance Charge

A records maintenance charge is assessed annually as a redemption of units to compensate for issuance and administrative costs.	$30

Cost of Insurance Charge

The guarantee cost of insurance charges is based on attained age, sex and history of tobacco use of the insured. The net amount at risk (“NAR”) is the difference between the death benefit and the cash value of the policy. The charge is assessed as a reduction in unit value.	$.06 per $1,000 NAR- $83.33 per $1,000 NAR

Tax Charge

A tax charge is assessed to cover a portion of the insurance company’s state premium tax expense and certain federal income tax liability associated with the receipt of premium. The charge is either deducted from each premium payment or assessed against the average monthly cash value through a redemption of units.	1%-3.5% of premium payment 0.00%-0.40% annualized

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Policy Charges	Range

Withdrawal Charge

A charge is deducted against withdrawals of the initial premium paid under the policy. It is assessed to cover a portion of the insurance company’s premium tax expenses and the sales expenses incurred in distributing the policies. The withdrawal charge declines to 0% after the ninth policy anniversary.	0%-10%

Systematic Withdrawal Charge

A charge is assessed against systematic withdrawals to cover ZALICO’s costs associated with processing the withdrawals.	$50 initial set up $25 subsequent changes

Partial Withdrawal Charge

A charge is assessed against partial withdrawals that are not processed under the systematic withdrawal plan in excess of one per policy year.	$25

Related Party Transactions

Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under Zurich Select, Power V, Farmers Variable Universal Life I and Zurich Life investor policy is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Scudder Destinations Life policy is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in ZALICO’s general account.

Investment Distributors, Inc., a wholly owned subsidiary of Protective Life Insurance Company (“Protective Life”), is the principal underwriter for the Separate Account. Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, and performs certain Separate Account administration functions for certain registered variable annuity policies that are funded through the Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”). On July 3, 2006, Protective Life, purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Alger Portfolios
Alger Balanced-Class I-2
2022	1,093	2,172	(1,079)
2021	3,864	3,192	672
Alger Capital Appreciation-Class I-2
2022	—	58	(58)
2021	—	58	(58)
Alger Growth & Income-Class I-2
2022	1,769	2,496	(727)
2021	2,610	3,691	(1,081)
Alger Large Cap Growth-Class I-2
2022	2,750	2,269	481
2021	2,308	3,658	(1,350)
Alger Mid Cap Growth-Class I-2
2022	3,955	4,722	(767)
2021	5,857	8,418	(2,561)
American Century Variable Portfolios, Inc.
American Century VP Disciplined Core Value
2022	219	326	(107)
2021	149	197	(48)
American Century VP International
2022	1,576	1,498	78
2021	18	57	(39)
American Century VP Ultra
2022	529	732	(203)
2021	212	116	96
American Century VP Value
2022	1,787	2,468	(681)
2021	1,861	2,807	(946)
Advanced Series Trust
AST BlackRock Low Duration Bond
2022	133	8,102	(7,969)
2021	1,276	1,239	37

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AST BlackRock Loomis Sayles Bond Portfolio
2022	107	11,855	(11,748)
2021	1,055	1,366	(311)
AST Core Fixed Income Portfolio
2022	75,502	31,339	44,163
2021	—	—	—
AST International Growth
2022	1,660	2,568	(908)
2021	1,442	3,620	(2,178)
AST Large-Cap Growth Portfolio
2022	1,048,620	73,045	975,575
2021	—	—	—
AST Large-Cap Value Portfolio
2022	30,930	5,198	25,732
2021	755	1,351	(596)
AST Loomis Sayles Large-Cap Growth Portfolio
2022	1,631	103,889	(102,258)
2021	3,111	6,250	(3,139)
AST Mid-Cap Growth Portfolio
2022	1,730	3,643	(1,913)
2021	1,834	3,082	(1,248)
AST Small Cap Growth
2022	227	603	(376)
2021	461	633	(172)
AST T Rowe Price Asset Allocation
2022	775	1,962	(1,187)
2021	914	695	219
AST T Rowe Price Large-Cap Value Portfolio
2022	485	140,090	(139,605)
2021	6,441	9,603	(3,162)
BNY Mellon Investment Portfolio
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares
2022	—	13	(13)
2021	—	13	(13)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
BNY Mellon Stock Index Fund
BNY Mellon Stock Index Fund Inc. - Initial Shares
2022	1,721	3,646	(1,925)
2021	1,653	1,717	(64)
BNY Mellon Sustainable U.S. Equity Fund
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares
2022	111	144	(33)
2021	96	130	(34)
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio-Initial Shares
2022	918	1,365	(447)
2021	381	440	(59)
BNY Mellon VIF Opportunistic Small Cap Portfolio -Initial Shares
2022	1,461	2,400	(939)
2021	6,254	7,679	(1,425)
Deutsche DWS Variable Series I
DWS Bond VIP A
2022	—	—	—
2021	2,588	21,198	(18,610)
DWS Capital Growth VIP A
2022	2,235	8,623	(6,388)
2021	1,802	5,373	(3,571)
DWS Core Equity VIP A
2022	2,625	4,685	(2,060)
2021	1,793	4,582	(2,789)
DWS Core Equity VIP B
2022	149	508	(359)
2021	140	185	(45)
DWS CROCI® International VIP A
2022	2,163	2,520	(357)
2021	1,381	1,825	(444)
DWS CROCI® International VIP B
2022	920	2,039	(1,119)
2021	1,182	980	202

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
DWS Global Small Cap VIP A
2022	—	40	(40)
2021	—	1,557	(1,557)
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP A
2022	14,725	29,565	(14,840)
2021	9,696	9,286	410
DWS Global Equity VIP A
2022	—	—	—
2021	4,245	115,811	(111,566)
DWS Global Income Builder VIP A
2022	2,408	16,130	(13,722)
2021	2,756	19,861	(17,105)
DWS Government Money Market VIP A
2022	105,056	243,805	(138,749)
2021	626,768	217,520	409,248
DWS High Income VIP A
2022	3,851	9,772	(5,921)
2021	7,004	4,038	2,966
DWS International Growth VIP A
2022	—	2	(2)
2021	—	104	(104)
DWS Small Mid Cap Growth VIP A
2022	34,826	63,461	(28,635)
2021	25,981	57,638	(31,657)
DWS Small Mid Cap Value VIP A
2022	—	7	(7)
2021	—	7	(7)
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP A
2022	3	2,228	(2,225)
2021	—	625	(625)
DWS Small Cap Index VIP A
2022	604	513	91
2021	1,358	1,561	(203)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity Variable Insurance Products Funds
Fidelity VIP II Contrafund
2022	1,022	2,563	(1,541)
2021	825	2,623	(1,798)
Fidelity VIP Equity Income
2022	1,777	3,369	(1,592)
2021	3,891	5,532	(1,641)
Fidelity VIP Growth
2022	1,045	4,196	(3,151)
2021	3,606	3,899	(293)
Fidelity VIP Growth Opportunities
2022	762	1,765	(1,003)
2021	873	1,879	(1,006)
Fidelity VIP High Income
2022	1,822	2,032	(210)
2021	2,747	2,263	484
Fidelity VIP II Index 500
2022	215	665	(450)
2021	191	509	(318)
Fidelity VIP Overseas
2022	247	243	4
2021	1,485	1,588	(103)
Franklin Templeton Variable Insurance Products Trust
FTVIP Templeton Developing Markets Fund CL 2
2022	839	1,648	(809)
2021	1,057	742	315
FTVIP Templeton Foreign Fund CL 2
2022	779	873	(94)
2021	749	643	106
FTVIP Templeton Global Bond Fund CL 2
2022	292	270	22
2021	304	108	196

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco Variable Insurance Funds
Invesco V.I. Discovery Mid Cap Growth Fund Series I
2022	29	814	(785)
2021	18	1,005	(987)
Invesco V.I. Diversified Dividend Fund Series I
2022	513	1,251	(738)
2021	169	476	(307)
Invesco V.I. Equity and Income Fund Series I
2022	—	1	(1)
2021	16	—	16
Invesco V.I. Managed Volatility Fund
2022	—	—	—
2021	—	6	(6)
Invesco V.I. Technology Fund Series I
2022	611	340	271
2021	169	665	(496)
Janus Aspen Series
Janus Henderson Balanced Portfolio I-S
2022	3,051	5,445	(2,394)
2021	4,144	3,074	1,070
Janus Henderson Enterprise Portfolio I-S
2022	1,124	1,840	(716)
2021	5,789	7,899	(2,110)
Janus Henderson Flexible Bond Portfolio I-S
2022	1,081	2,047	(966)
2021	1,252	761	491
Janus Henderson Forty Portfolio I-S
2022	1,163	1,783	(620)
2021	389	1,507	(1,118)
Janus Henderson Global Research Portfolio I-S
2022	2,156	2,822	(666)
2021	3,428	4,772	(1,344)
Janus Henderson Overseas Portfolio I-S
2022	1,867	3,282	(1,415)
2021	3,601	5,966	(2,365)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Janus Henderson Research Portfolio I-S
2022	3,251	2,926	325
2021	2,125	4,434	(2,309)
PIMCO Variable Insurance Trust
PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin
2022	208	311	(103)
2021	197	142	55
PIMCO PVIT Low Duration Portfolio - Admin
2022	292	462	(170)
2021	597	148	449

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights

ZALICO sells a number of variable life products, as discussed in Note 1, which are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the policy owner’s account. Differences in fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the highest and lowest expense ratio. The summaries may not reflect the minimum and maximum policy charges offered by ZALICO as policy owners may not have selected all available and applicable policy options.

A summary of the units outstanding, unit fair value and net assets for variable life insurance policies, investment income and expense ratios, excluding expenses of the underlying funds, and total return for each of the five years in the period ended December 31, 2022, (except for funds which are no longer active and which have not been shown in the accompanying financial statements) were as follows:

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Portfolios
Alger Balanced-Class I-2
2022	19	$26.642	$40.231	$512	1.10%	0.20%	0.90%	(12.10)%	(11.49)%
2021	20	30.310	45.632	613	0.86%	0.20%	0.90%	18.06%	18.88%
2020	19	25.674	38.538	498	1.23%	0.20%	0.90%	9.25%	10.01%
2019	19	23.471	35.171	449	1.46%	0.20%	0.90%	18.44%	19.26%
2018	21	19.719	29.608	423	3.99%	0.20%	0.90%	(4.19)%	(3.52)%
Alger Capital Appreciation-Class I-2
2022	11	40.875	40.875	459	N/A	0.90%	0.90%	(37.09)%	(37.09)%
2021	11	64.973	64.973	734	N/A	0.90%	0.90%	18.06%	18.06%
2020	11	55.032	55.032	625	N/A	0.90%	0.90%	40.49%	40.49%
2019	13	39.171	39.171	526	N/A	0.90%	0.90%	32.39%	32.39%
2018	17	29.588	29.588	488	0.09%	0.90%	0.90%	(1.00)%	(1.00)%
Alger Growth & Income-Class I-2
2022	19	43.627	52.500	849	1.35%	0.20%	0.60%	(15.49)%	(15.15)%
2021	20	51.519	62.119	1,038	1.16%	0.20%	0.60%	30.88%	31.40%
2020	21	39.286	47.464	832	1.29%	0.20%	0.60%	14.19%	14.65%
2019	22	34.334	41.564	752	1.60%	0.20%	0.60%	28.70%	29.21%
2018	24	26.625	32.295	652	1.72%	0.20%	0.60%	(5.18)%	(4.80)%
Alger Large Cap Growth-Class I-2
2022	18	41.310	162.934	729	N/A	0.20%	0.60%	(39.02)%	(38.78)%
2021	17	67.609	267.192	1,158	N/A	0.20%	0.60%	11.17%	11.62%
2020	18	60.692	240.335	1,118	0.17%	0.20%	0.60%	66.03%	66.70%
2019	22	36.482	144.751	804	N/A	0.20%	0.60%	26.67%	27.18%
2018	25	28.743	114.273	713	N/A	0.20%	0.60%	1.59%	2.00%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Mid Cap Growth-Class I-2
2022	33	$36.680	$108.100	$1,234	N/A	0.20%	0.60%	(36.45)%	(36.20)%
2021	34	57.607	170.112	1,980	N/A	0.20%	0.60%	3.58%	4.00%
2020	36	55.504	164.228	2,043	N/A	0.20%	0.60%	63.65%	64.30%
2019	39	33.850	100.350	1,330	N/A	0.20%	0.60%	29.48%	30.00%
2018	42	26.091	77.506	1,106	N/A	0.20%	0.60%	(8.00)%	(7.63)%
American Century Variable Portfolios, Inc.
American Century VP Disciplined Core Value
2022	2	23.456	37.513	84	1.68%	0.20%	0.60%	(13.25)%	(12.91)%
2021	2	27.040	43.074	101	1.12%	0.20%	0.60%	22.91%	23.40%
2020	2	22.000	34.905	84	1.81%	0.20%	0.60%	11.14%	11.59%
2019	2	19.794	31.281	75	2.09%	0.20%	0.60%	23.21%	23.70%
2018	3	16.065	25.287	78	2.05%	0.20%	0.60%	(7.43)%	(7.05)%
American Century VP International
2022	2	15.923	22.454	38	1.26%	0.20%	0.60%	(25.20)%	(24.90)%
2021	2	21.288	29.900	47	0.16%	0.20%	0.60%	8.10%	8.53%
2020	2	19.693	27.550	44	0.43%	0.20%	0.60%	25.13%	25.63%
2019	2	15.738	21.930	35	0.84%	0.20%	0.60%	27.65%	28.16%
2018	2	12.328	17.111	26	1.38%	0.20%	0.60%	(15.73)%	(15.39)%
American Century VP Ultra
2022	2	42.131	57.545	102	N/A	0.20%	0.60%	(32.78)%	(32.51)%
2021	2	62.674	85.264	167	N/A	0.20%	0.60%	22.43%	22.91%
2020	2	51.194	69.369	130	N/A	0.20%	0.60%	48.96%	49.55%
2019	2	34.367	46.384	89	N/A	0.20%	0.60%	33.78%	34.31%
2018	2	25.690	34.535	75	0.28%	0.20%	0.60%	0.15%	0.56%
American Century VP Value
2022	10	31.384	37.308	350	2.04%	0.20%	0.60%	(0.06)%	0.34%
2021	11	31.402	37.181	372	1.82%	0.20%	0.60%	23.77%	24.26%
2020	11	25.372	29.922	326	2.01%	0.20%	0.60%	0.38%	0.78%
2019	11	25.277	29.691	331	2.10%	0.20%	0.60%	26.28%	26.78%
2018	13	20.017	23.420	300	1.75%	0.20%	0.60%	(9.70)%	(9.33)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Advanced Series Trust
AST BlackRock Low Duration Bond (a)
2022	N/A	$19.895	$19.895	N/A	N/A	0.90%	0.90%	(1.61)%	(1.61)%
2021	8	20.220	20.220	161	N/A	0.90%	0.90%	(1.49)%	(1.49)%
2020	8	20.526	20.526	163	N/A	0.90%	0.90%	1.65%	1.65%
2019	9	20.193	20.193	176	N/A	0.90%	0.90%	3.69%	3.69%
2018	9	19.475	19.475	182	N/A	0.90%	0.90%	(0.16)%	(0.16)%
AST BlackRock Loomis Sayles Bond Portfolio (a)
2022	N/A	29.876	29.876	N/A	N/A	0.90%	0.90%	(3.34)%	(3.34)%
2021	12	30.909	30.909	363	N/A	0.90%	0.90%	(2.01)%	(2.01)%
2020	12	31.545	31.545	380	N/A	0.90%	0.90%	6.41%	6.41%
2019	13	29.645	29.645	397	N/A	0.90%	0.90%	8.25%	8.25%
2018	14	27.386	27.386	377	N/A	0.90%	0.90%	(1.55)%	(1.55)%
AST Core Fixed Income Portfolio (b)
2022	44	8.716	8.716	385	N/A	0.90%	0.90%	(12.84)%	(12.84)%
AST International Growth
2022	22	23.354	23.354	508	N/A	0.90%	0.90%	(29.32)%	(29.32)%
2021	23	33.042	33.042	749	N/A	0.90%	0.90%	11.50%	11.50%
2020	25	29.635	29.635	736	N/A	0.90%	0.90%	30.15%	30.15%
2019	27	22.770	22.770	614	N/A	0.90%	0.90%	30.93%	30.93%
2018	30	17.391	17.391	513	N/A	0.90%	0.90%	(14.11)%	(14.11)%
AST Large-Cap Growth Portfolio (f)
2022	976	9.490	9.490	9,258	N/A	0.90%	0.90%	(5.10)%	(5.10)%
AST Large-Cap Value Portfolio (e)
2022	48	62.842	62.842	3,033	N/A	0.90%	0.90%	0.80%	0.80%
2021	23	62.344	62.344	1,405	N/A	0.90%	0.90%	28.06%	28.06%
2020	23	48.683	48.683	1,126	N/A	0.90%	0.90%	(0.62)%	(0.62)%
2019	24	48.988	48.988	1,173	N/A	0.90%	0.90%	28.37%	28.37%
2018	25	38.162	38.162	954	N/A	0.90%	0.90%	(14.92)%	(14.92)%
AST Loomis Sayles Large-Cap Growth Portfolio (a)
2022	N/A	101.628	101.628	N/A	N/A	0.90%	0.90%	(27.91)%	(27.91)%
2021	102	140.977	140.977	14,416	N/A	0.90%	0.90%	17.30%	17.30%
2020	105	120.184	120.184	12,667	N/A	0.90%	0.90%	30.42%	30.42%
2019	114	92.153	92.153	10,513	N/A	0.90%	0.90%	30.46%	30.46%
2018	125	70.639	70.639	8,845	N/A	0.90%	0.90%	(3.56)%	(3.56)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
AST Mid-Cap Growth Portfolio
2022	29	$71.780	$71.780	$2,094	N/A	0.90%	0.90%	(31.55)%	(31.55)%
2021	31	104.862	104.862	3,260	N/A	0.90%	0.90%	9.50%	9.50%
2020	32	95.764	95.764	3,097	N/A	0.90%	0.90%	33.64%	33.64%
2019	35	71.660	71.660	2,509	N/A	0.90%	0.90%	28.99%	28.99%
2018	38	55.553	55.553	2,106	N/A	0.90%	0.90%	18.44%	18.44%
AST Small Cap Growth
2022	4	64.764	64.764	274	N/A	0.90%	0.90%	(28.22)%	(28.22)%
2021	5	90.225	90.225	415	N/A	0.90%	0.90%	3.60%	3.60%
2020	5	87.088	87.088	416	N/A	0.90%	0.90%	47.07%	47.07%
2019	5	59.217	59.217	296	N/A	0.90%	0.90%	28.96%	28.96%
2018	5	45.919	45.919	247	N/A	0.90%	0.90%	(9.23)%	(9.23)%
AST T Rowe Price Asset Allocation
2022	20	52.726	52.726	1,035	N/A	0.90%	0.90%	(17.09)%	(17.09)%
2021	21	63.597	63.597	1,324	N/A	0.90%	0.90%	11.41%	11.41%
2020	21	57.085	57.085	1,175	N/A	0.90%	0.90%	11.53%	11.53%
2019	22	51.183	51.183	1,141	N/A	0.90%	0.90%	19.77%	19.77%
2018	25	42.736	42.736	1,057	N/A	0.90%	0.90%	(6.18)%	(6.18)%
AST T Rowe Price Large-Cap Value Portfolio (a)
2022	N/A	13.767	13.767	N/A	N/A	0.90%	0.90%	0.70%	0.70%
2021	140	13.671	13.671	1,909	N/A	0.90%	0.90%	24.42%	24.42%
2020	143	10.988	10.988	1,569	N/A	0.90%	0.90%	1.18%	1.18%
2019	146	10.860	10.860	1,590	N/A	0.90%	0.90%	8.60%	8.60%
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
BNY Mellon Investment Portfolio
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares
2022	3	42.606	42.606	111	0.69%	0.90%	0.90%	(14.84)%	(14.84)%
2021	3	50.032	50.032	131	0.63%	0.90%	0.90%	24.76%	24.76%
2020	3	40.102	40.102	106	0.70%	0.90%	0.90%	7.14%	7.14%
2019	3	37.429	37.429	99	0.83%	0.90%	0.90%	19.11%	19.11%
2018	4	31.424	31.424	140	0.72%	0.90%	0.90%	(16.25)%	(16.25)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
BNY Mellon Stock Index Fund
BNY Mellon Stock Index Fund Inc. - Initial Shares
2022	15	$44.276	$127.549	$679	1.30%	0.20%	0.60%	(18.80)%	(18.48)%
2021	17	54.422	157.089	938	1.15%	0.20%	0.60%	27.65%	28.16%
2020	17	42.550	123.066	734	1.47%	0.20%	0.60%	17.30%	17.77%
2019	17	36.202	104.912	622	1.74%	0.20%	0.60%	30.40%	30.92%
2018	19	27.707	80.453	527	1.83%	0.20%	0.60%	(5.21)%	(4.83)%
BNY Mellon Sustainable U.S. Equity Fund
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares
2022	5	24.514	90.843	162	0.49%	0.20%	0.90%	(23.56)%	(23.03)%
2021	5	32.069	118.489	213	0.75%	0.20%	0.90%	25.86%	26.74%
2020	5	25.479	93.860	170	0.99%	0.20%	0.90%	23.04%	23.90%
2019	5	20.708	76.060	139	1.53%	0.20%	0.90%	33.16%	34.09%
2018	6	15.552	56.949	114	1.82%	0.20%	0.90%	(5.26)%	(4.59)%
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio-Initial Shares
2022	5	41.395	148.535	213	0.61%	0.20%	0.60%	(18.55)%	(18.23)%
2021	6	50.723	182.370	283	0.44%	0.20%	0.60%	26.37%	26.88%
2020	6	40.058	144.311	225	0.74%	0.20%	0.60%	22.95%	23.44%
2019	6	32.516	117.370	181	1.20%	0.20%	0.60%	35.29%	35.83%
2018	7	23.987	86.759	158	1.37%	0.20%	0.60%	(7.41)%	(7.04)%
BNY Mellon VIF Opportunistic Small Cap Portfolio -Initial Shares
2022	22	33.668	188.577	762	N/A	0.20%	0.60%	(17.12)%	(16.79)%
2021	23	40.541	227.521	954	0.11%	0.20%	0.60%	15.77%	16.23%
2020	25	34.950	196.534	867	0.55%	0.20%	0.60%	19.18%	19.65%
2019	24	29.268	164.909	708	N/A	0.20%	0.60%	21.05%	21.54%
2018	24	24.130	136.230	589	N/A	0.20%	0.60%	(19.56)%	(19.24)%
Deutsche DWS Variable Series I
DWS Bond VIP A (c)
2021	—	2.134	18.161	N/A	4.30%	0.20%	0.90%	(1.01)%	(0.44)%
2020	19	2.150	18.347	297	2.77%	0.20%	0.90%	8.10%	8.86%
2019	19	1.983	16.972	283	3.11%	0.20%	0.90%	9.64%	10.40%
2018	20	1.803	15.480	264	4.61%	0.20%	0.90%	(3.53)%	(2.85)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Capital Growth VIP A
2022	123	$36.982	$91.041	$5,072	0.09%	0.20%	0.90%	(31.36)%	(30.88)%
2021	129	53.875	132.233	7,806	0.21%	0.20%	0.90%	21.68%	22.53%
2020	133	44.275	108.347	6,583	0.48%	0.20%	0.90%	37.80%	38.77%
2019	144	32.129	78.391	5,174	0.43%	0.20%	0.90%	35.91%	36.86%
2018	154	23.639	57.505	4,047	0.78%	0.20%	0.90%	(2.48)%	(1.79)%
DWS Core Equity VIP A
2022	38	36.148	50.137	1,539	0.76%	0.20%	0.90%	(16.28)%	(15.70)%
2021	40	43.179	59.473	1,932	0.75%	0.20%	0.90%	24.18%	25.05%
2020	43	34.770	47.560	1,654	1.27%	0.20%	0.90%	15.10%	15.90%
2019	46	30.209	41.034	1,526	1.13%	0.20%	0.90%	29.14%	30.04%
2018	50	23.393	31.555	1,272	1.91%	0.20%	0.90%	(6.53)%	(5.87)%
DWS Core Equity VIP B
2022	5	36.710	36.710	194	0.45%	0.90%	0.90%	(16.48)%	(16.48)%
2021	6	43.952	43.952	248	0.45%	0.90%	0.90%	23.83%	23.83%
2020	6	35.494	35.494	202	1.00%	0.90%	0.90%	14.64%	14.64%
2019	6	30.962	30.962	186	0.78%	0.90%	0.90%	28.76%	28.76%
2018	7	24.047	24.047	167	1.68%	0.90%	0.90%	(6.87)%	(6.87)%
DWS CROCI® International VIP A
2022	16	10.328	17.691	234	2.99%	0.20%	0.90%	(13.96)%	(13.36)%
2021	17	12.004	20.561	278	2.49%	0.20%	0.90%	8.26%	9.02%
2020	17	11.088	18.992	262	3.07%	0.20%	0.90%	1.70%	2.41%
2019	16	10.903	18.675	249	3.06%	0.20%	0.90%	20.69%	21.53%
2018	17	9.034	15.474	208	1.08%	0.20%	0.90%	(15.16)%	(14.57)%
DWS CROCI® International VIP B
2022	14	16.476	16.476	235	2.74%	0.90%	0.90%	(14.28)%	(14.28)%
2021	15	19.222	19.222	296	2.21%	0.90%	0.90%	7.97%	7.97%
2020	15	17.803	17.803	271	2.76%	0.90%	0.90%	1.58%	1.58%
2019	14	17.527	17.527	244	2.70%	0.90%	0.90%	20.15%	20.15%
2018	14	14.587	14.587	202	0.82%	0.90%	0.90%	(15.33)%	(15.33)%
DWS Global Small Cap VIP A
2022	8	30.293	30.293	251	0.51%	0.90%	0.90%	(24.73)%	(24.73)%
2021	8	40.246	40.246	335	0.34%	0.90%	0.90%	13.92%	13.92%
2020	10	35.330	35.330	349	0.73%	0.90%	0.90%	16.31%	16.31%
2019	11	30.374	30.374	340	N/A	0.90%	0.90%	20.21%	20.21%
2018	13	25.268	25.268	331	0.30%	0.90%	0.90%	(21.22)%	(21.22)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP A
2022	277	$2.265	$26.635	$1,811	1.71%	0.90%	0.90%	(16.15)%	(16.15)%
2021	292	2.702	31.765	2,212	1.93%	0.90%	0.90%	25.56%	25.56%
2020	292	2.152	25.300	1,780	2.07%	0.90%	0.90%	(12.94)%	(12.94)%
2019	279	2.472	29.061	2,026	1.95%	0.90%	0.90%	31.77%	31.77%
2018	286	1.876	22.055	1,595	2.61%	0.90%	0.90%	(11.30)%	(11.30)%
DWS Global Equity VIP A (c)
2021	—	6.067	30.163	N/A	1.24%	0.90%	0.90%	14.99%	14.99%
2020	112	5.276	26.231	700	0.62%	0.90%	0.90%	23.41%	23.41%
2019	115	4.275	21.255	582	0.54%	0.90%	0.90%	35.04%	35.04%
2018	129	3.166	15.740	476	0.80%	0.90%	0.90%	(11.91)%	(11.91)%
DWS Global Income Builder VIP A
2022	129	5.538	22.754	1,164	2.85%	0.20%	0.90%	(15.74)%	(15.15)%
2021	143	6.552	26.817	1,488	2.44%	0.20%	0.90%	9.97%	10.73%
2020	160	5.941	24.217	1,471	3.03%	0.20%	0.90%	7.31%	8.06%
2019	182	5.520	22.411	1,513	3.92%	0.20%	0.90%	19.09%	19.92%
2018	189	4.621	18.687	1,370	3.95%	0.20%	0.90%	(8.49)%	(7.85)%
DWS Government Money Market VIP A
2022	1,138	1.205	14.069	2,646	1.07%	0.00%	0.90%	0.41%	1.31%
2021	1,276	1.196	13.887	2,871	0.01%	0.00%	0.90%	(0.88)%	0.01%
2020	867	1.203	13.886	1,977	0.24%	0.00%	0.90%	(0.66)%	0.24%
2019	619	1.208	13.853	1,308	1.80%	0.00%	0.90%	0.86%	1.77%
2018	664	1.194	13.612	1,354	1.36%	0.00%	0.90%	0.48%	1.39%
DWS High Income VIP A
2022	91	3.208	26.301	619	5.09%	0.90%	0.90%	(9.69)%	(9.69)%
2021	97	3.552	29.124	711	4.59%	0.90%	0.90%	3.08%	3.08%
2020	94	3.446	28.255	679	5.94%	0.90%	0.90%	5.29%	5.29%
2019	105	3.273	26.835	853	5.87%	0.90%	0.90%	14.66%	14.66%
2018	114	2.855	23.404	791	7.95%	0.90%	0.90%	(3.39)%	(3.39)%
DWS International Growth VIP A
2022	—	24.173	24.173	4	0.94%	0.90%	0.90%	(29.15)%	(29.15)%
2021	—	34.118	34.118	5	0.43%	0.90%	0.90%	7.15%	7.15%
2020	—	31.843	31.843	8	1.33%	0.90%	0.90%	21.59%	21.59%
2019	—	26.188	26.188	7	1.68%	0.90%	0.90%	30.05%	30.05%
2018	—	20.136	20.136	9	1.02%	0.90%	0.90%	(17.44)%	(17.44)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Small Mid Cap Growth VIP A
2022	611	$3.637	$34.424	$3,509	N/A	0.20%	0.90%	(28.66)%	(28.16)%
2021	640	5.098	47.919	5,107	0.04%	0.20%	0.90%	12.83%	13.61%
2020	672	4.519	42.177	4,784	0.04%	0.20%	0.90%	29.02%	29.02%
2019	718	3.502	32.464	3,966	N/A	0.20%	0.90%	21.32%	22.17%
2018	755	2.887	26.573	3,424	N/A	0.20%	0.90%	(14.36)%	(13.76)%
DWS Small Mid Cap Value VIP A
2022	1	56.778	56.778	76	0.82%	0.90%	0.90%	(16.55)%	(16.55)%
2021	1	68.042	68.042	91	1.30%	0.90%	0.90%	29.34%	29.34%
2020	1	52.608	52.608	71	1.18%	0.90%	0.90%	(1.68)%	(1.68)%
2019	1	53.509	53.509	73	0.81%	0.90%	0.90%	20.43%	20.43%
2018	2	44.432	44.432	73	1.44%	0.90%	0.90%	(16.77)%	(16.77)%
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP A
2022	18	36.305	36.305	650	1.11%	0.90%	0.90%	(19.07)%	(19.07)%
2021	20	44.857	44.857	903	1.46%	0.90%	0.90%	27.25%	27.25%
2020	21	35.250	35.250	731	1.47%	0.90%	0.90%	17.04%	17.04%
2019	19	30.118	30.118	582	1.91%	0.90%	0.90%	30.02%	30.02%
2018	22	23.164	23.164	514	1.83%	0.90%	0.90%	(5.51)%	(5.51)%
DWS Small Cap Index VIP A
2022	4	32.702	44.378	136	0.85%	0.20%	0.60%	(21.11)%	(20.79)%
2021	4	41.369	56.252	168	0.89%	0.20%	0.60%	13.82%	14.27%
2020	4	36.274	49.422	153	0.91%	0.20%	0.60%	18.72%	19.19%
2019	4	30.494	41.630	122	1.00%	0.20%	0.60%	24.48%	24.97%
2018	5	24.449	33.444	112	1.04%	0.20%	0.60%	(11.76)%	(11.41)%
Fidelity Variable Insurance Products Funds
Fidelity VIP II Contrafund
2022	24	126.325	126.325	3,061	0.46%	0.90%	0.90%	(26.97)%	(26.97)%
2021	26	172.975	172.975	4,458	0.06%	0.90%	0.90%	26.70%	26.70%
2020	28	136.529	136.529	3,764	0.24%	0.90%	0.90%	29.40%	29.40%
2019	31	105.507	105.507	3,322	0.47%	0.90%	0.90%	30.40%	30.40%
2018	34	80.908	80.908	2,746	0.73%	0.90%	0.90%	(7.22)%	(7.22)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Equity Income
2022	22	$37.116	$93.683	$1,153	1.79%	0.20%	0.90%	(5.80)%	(5.15)%
2021	24	39.208	99.455	1,333	1.94%	0.20%	0.90%	23.78%	24.64%
2020	25	31.519	80.349	1,141	1.64%	0.20%	0.90%	5.74%	6.48%
2019	26	29.660	75.985	1,114	2.03%	0.20%	0.90%	26.31%	27.19%
2018	28	23.366	60.159	948	2.30%	0.20%	0.90%	(9.11)%	(8.48)%
Fidelity VIP Growth
2022	17	56.327	166.172	983	0.59%	0.20%	0.60%	(24.91)%	(24.61)%
2021	20	74.860	221.286	1,540	N/A	0.20%	0.60%	22.48%	22.97%
2020	21	60.999	180.671	1,269	0.07%	0.20%	0.60%	43.04%	43.61%
2019	23	42.561	126.310	982	0.27%	0.20%	0.60%	33.51%	34.05%
2018	26	31.815	94.607	817	0.26%	0.20%	0.60%	(0.77)%	(0.37)%
Fidelity VIP Growth Opportunities
2022	16	84.732	84.732	1,350	N/A	0.90%	0.90%	(38.70)%	(38.70)%
2021	17	138.229	138.229	2,340	N/A	0.90%	0.90%	10.94%	10.94%
2020	18	124.594	124.594	2,235	0.01%	0.90%	0.90%	67.15%	67.15%
2019	22	74.538	74.538	1,613	0.16%	0.90%	0.90%	39.58%	39.58%
2018	24	53.400	53.400	1,296	0.13%	0.90%	0.90%	11.45%	11.45%
Fidelity VIP High Income
2022	6	20.743	22.705	139	4.96%	0.20%	0.90%	(12.16)%	(11.55)%
2021	6	23.499	25.849	162	5.54%	0.20%	0.90%	3.48%	4.20%
2020	6	22.596	24.980	144	4.81%	0.20%	0.90%	1.83%	2.54%
2019	6	22.080	24.531	143	5.14%	0.20%	0.90%	14.08%	14.88%
2018	7	19.259	21.504	140	5.23%	0.20%	0.90%	(4.15)%	(3.48)%
Fidelity VIP II Index 500
2022	5	539.585	539.585	2,868	1.37%	0.90%	0.90%	(18.94)%	(18.94)%
2021	6	665.670	665.670	3,838	1.26%	0.90%	0.90%	27.43%	27.43%
2020	6	522.379	522.379	3,178	1.59%	0.90%	0.90%	17.18%	17.18%
2019	7	445.774	445.774	3,074	1.98%	0.90%	0.90%	30.18%	30.18%
2018	8	342.432	342.432	2,667	1.95%	0.90%	0.90%	(5.35)%	(5.35)%
Fidelity VIP Overseas
2022	4	20.840	41.388	76	0.97%	0.20%	0.60%	(24.93)%	(24.63)%
2021	3	27.707	55.135	101	0.54%	0.20%	0.60%	18.99%	19.46%
2020	4	23.240	46.338	87	0.38%	0.20%	0.60%	14.92%	15.38%
2019	5	20.182	40.320	92	1.72%	0.20%	0.60%	27.00%	27.51%
2018	5	15.859	31.747	80	1.66%	0.20%	0.60%	(15.32)%	(14.98)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Franklin Templeton Variable Insurance Products Trust
FTVIP Templeton Developing Markets Fund CL 2
2022	7	$16.015	$17.262	$114	2.24%	0.20%	0.90%	(22.68)%	(22.14)%
2021	8	20.712	22.259	165	0.89%	0.20%	0.90%	(6.58)%	(5.93)%
2020	8	22.171	23.756	169	3.75%	0.20%	0.90%	16.14%	16.95%
2019	7	19.090	20.394	132	0.98%	0.20%	0.90%	25.57%	26.44%
2018	7	15.203	16.193	103	0.87%	0.20%	0.90%	(16.55)%	(15.96)%
FTVIP Templeton Foreign Fund CL 2
2022	4	15.130	34.301	55	2.90%	0.20%	0.60%	(8.16)%	(7.79)%
2021	4	16.440	37.347	61	1.91%	0.20%	0.60%	3.54%	3.95%
2020	4	15.847	36.071	56	2.97%	0.20%	0.60%	(1.75)%	(1.36)%
2019	3	16.097	36.712	52	1.70%	0.20%	0.60%	11.86%	12.30%
2018	3	14.362	32.821	45	2.82%	0.20%	0.60%	(15.95)%	(15.61)%
FTVIP Templeton Global Bond Fund CL 2
2022	3	13.987	32.183	41	N/A	0.20%	0.60%	(5.52)%	(5.14)%
2021	3	14.774	34.062	43	N/A	0.20%	0.60%	(5.56)%	(5.18)%
2020	3	15.613	36.068	42	10.46%	0.20%	0.60%	(5.85)%	(5.47)%
2019	6	16.549	38.307	100	7.00%	0.20%	0.60%	1.40%	1.81%
2018	6	16.287	37.777	102	N/A	0.20%	0.60%	1.33%	1.73%
Invesco Variable Insurance Funds
Invesco V.I. Discovery Mid Cap Growth Fund Series I
2022	5	11.995	12.123	63	N/A	0.20%	0.60%	(31.39)%	(31.12)%
2021	6	17.483	17.600	105	N/A	0.20%	0.60%	18.39%	18.86%
2020	7	14.768	14.807	103	N/A	0.20%	0.60%	47.68%	48.07%
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Fund Series I
2022	3	21.249	27.468	79	1.76%	0.20%	0.60%	(2.26)%	(1.88)%
2021	4	18.396	23.592	100	2.16%	0.20%	0.60%	18.18%	18.66%
2020	4	18.396	23.592	92	2.97%	0.20%	0.60%	(0.46)%	(0.06)%
2019	3	18.480	23.605	78	2.84%	0.20%	0.60%	24.35%	24.84%
2018	4	14.862	18.908	71	2.51%	0.20%	0.60%	(8.13)%	(7.76)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Invesco V.I. Equity and Income Fund Series I (d)
2022	—	$9.634	$9.634	$—	1.72%	0.90%	0.90%	(8.33)%	(8.33)%
2021	—	10.510	10.510	164	3.62%	0.90%	0.90%	5.10%	5.10%
Invesco V.I. Managed Volatility Fund (c)
2021	—	24.560	24.560	—	N/A	0.90%	0.90%	12.83%	12.83%
2020	—	22.850	22.850	—	0.01%	0.90%	0.90%	(2.37)%	(2.37)%
2019	2	23.405	23.405	54	1.40%	0.90%	0.90%	17.53%	17.53%
2018	2	19.915	19.915	46	1.79%	0.90%	0.90%	(11.80)%	(11.80)%
Invesco V.I. Technology Fund Series I
2022	4	40.139	45.002	185	N/A	0.20%	0.60%	(40.31)%	(40.07)%
2021	4	67.244	75.090	288	N/A	0.20%	0.60%	13.73%	14.18%
2020	4	59.126	65.763	285	N/A	0.20%	0.60%	45.24%	45.82%
2019	5	40.708	45.098	217	N/A	0.20%	0.60%	35.07%	35.61%
2018	5	30.139	33.256	165	N/A	0.20%	0.60%	(1.05)%	(0.65)%
Janus Aspen Series
Janus Henderson Balanced Portfolio I-S
2022	58	32.828	103.377	1,916	1.19%	0.20%	0.60%	(16.90)%	(16.57)%
2021	61	39.426	124.400	2,394	0.91%	0.20%	0.60%	16.50%	16.96%
2020	59	33.775	106.784	2,012	1.73%	0.20%	0.60%	13.63%	14.08%
2019	62	29.665	93.975	1,857	1.97%	0.20%	0.60%	21.86%	22.34%
2018	61	24.296	77.119	1,494	2.29%	0.20%	0.60%	0.08%	0.48%
Janus Henderson Enterprise Portfolio I-S
2022	25	57.082	163.849	1,453	0.19%	0.20%	0.60%	(16.44)%	(16.11)%
2021	26	68.178	196.088	1,783	0.32%	0.20%	0.60%	16.13%	16.60%
2020	28	58.590	168.847	1,647	0.07%	0.20%	0.60%	18.76%	19.24%
2019	35	49.236	142.173	1,733	0.21%	0.20%	0.60%	34.68%	35.21%
2018	38	36.486	105.566	1,382	0.26%	0.20%	0.60%	(1.01)%	(0.61)%
Janus Henderson Flexible Bond Portfolio I-S
2022	5	15.887	27.169	75	2.21%	0.20%	0.60%	(14.17)%	(13.83)%
2021	6	18.474	31.655	105	2.08%	0.20%	0.60%	(1.49)%	(1.10)%
2020	5	18.716	32.134	97	2.80%	0.20%	0.60%	9.82%	10.26%
2019	5	17.008	29.260	89	2.86%	0.20%	0.60%	8.92%	9.35%
2018	7	15.584	26.864	110	3.16%	0.20%	0.60%	(1.60)%	(1.20)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment
	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Returns (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Janus Henderson Forty Portfolio I-S
2022	18	$120.188	$120.188	$2,148	0.17%	0.90%	0.90%	(34.14)%	(34.14)%
2021	18	182.502	182.502	3,375	N/A	0.90%	0.90%	21.80%	21.80%
2020	20	149.837	149.837	2,938	0.26%	0.90%	0.90%	38.16%	38.16%
2019	21	108.453	108.453	2,322	0.16%	0.90%	0.90%	35.94%	35.94%
2018	23	79.782	79.782	1,845	N/A	0.90%	0.90%	1.07%	1.07%
Janus Henderson Global Research Portfolio I-S
2022	29	31.700	79.364	921	0.98%	0.20%	0.60%	(19.89)%	(19.57)%
2021	30	39.492	99.070	1,172	0.53%	0.20%	0.60%	17.39%	17.85%
2020	31	33.576	84.397	1,039	0.67%	0.20%	0.60%	19.34%	19.82%
2019	31	28.078	70.717	873	1.02%	0.20%	0.60%	28.27%	28.79%
2018	33	21.846	55.130	731	1.22%	0.20%	0.60%	(7.42)%	(7.05)%
Janus Henderson Overseas Portfolio I-S
2022	29	20.223	79.406	583	1.64%	0.20%	0.60%	(9.15)%	(8.79)%
2021	30	22.215	87.402	672	1.17%	0.20%	0.60%	12.91%	13.36%
2020	33	19.637	77.411	639	1.22%	0.20%	0.60%	15.60%	16.06%
2019	34	16.952	66.963	577	1.70%	0.20%	0.60%	26.26%	26.76%
2018	43	13.400	53.035	582	1.87%	0.20%	0.60%	(15.45)%	(15.11)%
Janus Henderson Research Portfolio I-S
2022	29	42.518	79.675	1,249	0.15%	0.20%	0.60%	(30.31)%	(30.03)%
2021	29	60.887	114.325	1,765	0.10%	0.20%	0.60%	19.62%	20.09%
2020	32	50.802	95.577	1,588	0.39%	0.20%	0.60%	32.16%	32.69%
2019	34	38.363	72.319	1,311	0.47%	0.20%	0.60%	34.71%	35.25%
2018	37	28.421	53.684	1,056	0.59%	0.20%	0.60%	(3.16)%	(2.77)%
PIMCO Variable Insurance Trust
PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin
2022	3	21.952	21.952	68	1.47%	0.90%	0.90%	(10.95)%	(10.95)%
2021	3	24.653	24.653	79	1.58%	0.90%	0.90%	(2.83)%	(2.83)%
2020	3	25.371	25.371	80	5.83%	0.90%	0.90%	4.62%	4.62%
2019	3	24.252	24.252	78	1.79%	0.90%	0.90%	6.05%	6.05%
2018	3	22.868	22.868	73	1.33%	0.90%	0.90%	1.21%	1.21%
PIMCO PVIT Low Duration Portfolio - Admin
2022	3	15.930	15.930	47	1.65%	0.90%	0.90%	(6.58)%	(6.58)%
2021	3	17.052	17.052	54	0.55%	0.90%	0.90%	(1.81)%	(1.81)%
2020	3	17.366	17.366	47	1.21%	0.90%	0.90%	2.07%	2.07%
2019	3	17.014	17.014	50	2.78%	0.90%	0.90%	3.10%	3.10%
2018	3	16.502	16.502	47	1.95%	0.90%	0.90%	(0.56)%	(0.56)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Notes:

(1)	Net Assets equals Policy Owners’ Equity. N/A is noted if the subaccount ceased as an investment option.

(2)

This ratio represents dividends, excluding distribution of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes the expense charges that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends in the underlying fund in which the subaccounts invest. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)

This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges for each period presented. The ratios include only those expenses that result in a direct reduction to unit values. Charges that require redemption of policy owner units and expenses of the underlying fund are excluded. N/A is noted if the subaccount ceased as an investment option.

(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. N/A is noted if the subaccount ceased as an investment option.

(a)	Subaccount closed during 2022.
(b)	Subaccount commenced operations February 11, 2022.
(c)	Subaccount closed during 2021.
(d)	Subaccount commenced operations April 30, 2021.
(e)

Effective February 11, 2022, the AST T Rowe Price Large-Cap Value Portfolio closed, and the funds transferred to the following subaccount: AST Hotchkis Wiley Large-Cap Value Portfolio, which then changed its name to AST Large-Cap Value Portfolio.

(f)	Subaccount commenced operations June 10, 2022.

(7) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2022, and through April 24, 2023.

All accounting and disclosure requirements related to subsequent events are included in the financial statements.

Zurich American Life Insurance

Company

Statutory Financial Statements

December 31, 2022, 2021 and 2020

Zurich American Life Insurance Company

Index

December 31, 2022, 2021 and 2020

Page

Report of Independent Auditors	1-5

Statutory Financial Statements

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus	6

Statutory Statements of Operations	7

Statutory Statements of Changes in Capital and Surplus	8

Statutory Statements of Cash Flows	9

Notes to Statutory Financial Statements	10-54

Report of Independent Auditors

Board of Directors

Zurich American Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of Zurich American Life Insurance Company (the Company), which comprise the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statements of operations, changes in capital and surplus and cash flow for the years then ended, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on US. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concem for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements. In performing an audit in accordance with GAAS, we:

•	Exercise profeccional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

2

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report of Other Auditors on December 31, 2020 Financial Statements

The statutory-basis financial statements of Zurich American Life Insurance Company for the year ended December 31, 2020, were audited by other auditors who expressed an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance on those statements on April 23, 2021.

/s/ Ernst & Young LLP

Chicago, Illinois

April 24, 2023

3

Report of Independent Auditors

To the Board of Directors of Zurich American Life Insurance Company

We have audited the accompanying statutory financial statements of Zurich American Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and December 31, 2019, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, F: (312) 298 2001, www.pwc.com/us

4

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and December 31, 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020, and December 31, 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance described in Note 2.

Emphasis of Matter

As discussed in Note 6 to the financial statements, the Company has entered into significant transactions with its parent company Zurich Insurance Group Ltd and its affiliates, which are related parties. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement

Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Chicago, Illinois

April 23, 2021

5

Zurich American Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2022 and 2021

(in thousands of dollars)	2022	2021
Admitted assets
Cash and invested assets:
Fixed maturities, at amortized cost (fair value of $857,315 and $1,018,472, respectively)	$912,911	$978,169
Investment in subsidiary	22,145	20,267
Contract loans	176,496	176,642
Cash, cash equivalents and short-term investments	83,377	65,638
Receivables for securities	1,394	2

Total cash and invested assets	1,196,323	1,240,718
Federal income tax receivable	15,922	27,450
Other amounts receivable under reinsurance contracts	29,836	39,996
Deferred and uncollected premiums	20,526	21,477
Investment income due and accrued	20,212	14,671
Guaranty funds receivable or on deposit	36	36
Receivable from separate accounts	49,068	32,654
Receivables from parent, subsidiaries and affiliates	483	347
Net deferred income tax asset	1,535	1,055
Other assets	(385)	339
Separate account assets	15,695,452	15,521,673

Total admitted assets	$17,029,008	$16,900,416

Liabilities and capital and surplus Liabilities:
Life and annuity reserves	$606,107	$616,253
Supplemental contracts without life contingencies	4,230	4,538
Claims and benefits payable to policyholders	82,316	77,842

Total policy liabilities	692,653	698,633
Provision for experience rating refunds	390,075	387,362
Other amounts payable on reinsurance	63,265	68,551
Interest maintenance reserve	—	12,717
General expenses due or accrued	3,497	6,546
Transfers to separate accounts due or accrued	(13)	(18)
Taxes, licenses and fees due or accrued	9,584	7,050
Asset valuation reserve	3,324	3,354
Payable to affiliates	6,572	10,510
Funds held under coinsurance	2,088	3,073
Commission to agents due or accrued	1,152	1,476
Other liabilities	12,900	15,935
Separate account liabilities	15,695,452	15,521,673

Total liabilities	16,880,549	16,736,862

Capital and surplus:
Capital stock ($10 par value – 300,000 authorized shares; 250,000 shares issued and outstanding)	2,500	2,500
Paid-in and contributed surplus	956,970	956,970
Unassigned deficit	(811,011)	(795,916)

Total capital and surplus	148,459	163,554

Total liabilities and capital and surplus	$17,029,008	$16,900,416

The accompanying notes are an integral part of these statutory financial statements.

6

Zurich American Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	2022	2021	2020
Income and loss:
Premium and annuity considerations	$929,619	$862,797	$614,100
Considerations for supplemental contracts with life contingencies	11,177	13,220	11,454
Net investment income	29,710	25,190	30,431
Amortization of interest maintenance reserve	188	3,247	2,102
Separate account fees	447,246	405,915	499,783
Separate account losses	(322)	(557)	(474)
Commissions and expense allowances on reinsurance ceded	31,115	47,564	46,693
Fee income from non-variable separate account funds	3,781	3,330	1,596
Other (loss) income	(844)	1,296	(314)
Gain on sale — Corporate Life and Pension (see footnote 1)	—	—	22,025

Total income	1,451,670	1,362,002	1,227,396

Benefits and expenses:
Death benefits	394,903	401,310	352,312
Annuity benefits	35,716	33,555	50,256
Disability benefits	23	105	1,239
Surrender benefits	41,324	31,985	27,174
Interest and adjustments on policy or deposit-type contracts	3,298	3,265	(8,512)
Payments on supplementary contracts with life contingencies	18,569	19,570	19,247
(Decrease) increase in aggregate reserves for life policies and contracts	(10,146)	10,400	7,724
Commissions	32,535	47,948	77,606
General expenses	34,701	35,485	37,848
Insurance taxes, licenses and fees	15,643	14,638	16,763
Change in loading on deferred and uncollected premiums	65	(91)	(89)
Net transfers to separate accounts	702,331	612,898	376,903
Experience rating refunds	88,809	43,477	164,615
Reinsured fees associated with separate accounts	31,967	33,552	31,773
Variable separate account fees ceded and other	69,471	92,223	91,403

Total benefits and expenses	1,459,209	1,380,320	1,246,262

Net loss from operations before federal income taxes and total realized capital losses after taxes	(7,539)	(18,318)	(18,866)
Federal income tax expense (benefit)	3,418	(17,754)	60,245

Net loss from operations before total realized capital losses after taxes	(10,957)	(564)	(79,111)

Net realized capital (losses) gains before taxes	(23,062)	2,259	12,613
Less: related federal income tax (benefit) expense	(4,306)	800	2,776
Less: realized (losses) gains transferred to the interest maintenance reserve	(18,224)	1,788	9,872

Total realized capital losses after taxes	(532)	(329)	(35)

Net loss	$(11,489)	$(893)	$(79,146)

The accompanying notes are an integral part of these statutory financial statements.

7

Zurich American Life Insurance Company

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	Capital Stock	Paid-in and Contributed Surplus	Unassigned Deficit	Total Capital and Surplus
Balances at December 31, 2019	$2,500	$881,970	$(718,250)	$166,220
Net loss	—	—	(79,146)	(79,146)
Change in:
Net unrealized capital losses, net of tax	—	—	1,875	1,875
Nonadmitted assets	—	—	(95,277)	(95,277)
Net deferred income tax	—	—	96,887	96,887
Liability for unauthorized reinsurance	—	—	(264)	(264)
Asset valuation reserve	—	—	(620)	(620)
Paid-in capital	—	75,000	—	75,000
Surplus as a result of reinsurance	—	—	(162)	(162)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(208)	(208)

Balances at December 31, 2020	$2,500	$956,970	$(795,165)	$164,305
Net loss	—	—	(893)	(893)
Change in:
Net unrealized capital gains, net of tax	—	—	65	65
Nonadmitted assets	—	—	12,382	12,382
Net deferred income tax	—	—	(11,921)	(11,921)
Liability for unauthorized reinsurance	—	—	317	317
Asset valuation reserve	—	—	(295)	(295)
Surplus as a result of reinsurance	—	—	(177)	(177)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(229)	(229)

Balances at December 31, 2021	$2,500	$956,970	$(795,916)	$163,554
Net loss	—	—	(11,489)	(11,489)
Change in:
Net unrealized capital gains, net of tax	—	—	1,878	1,878
Nonadmitted assets	—	—	(12,561)	(12,561)
Net deferred income tax	—	—	7,480	7,480
Asset valuation reserve	—	—	30	30
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(433)	(433)

Balances at December 31, 2022	$2,500	$956,970	$(811,011)	$148,459

The accompanying notes are an integral part of these statutory financial statements.

8

Zurich American Life Insurance Company

Statutory Statements of Cash Flows

Years Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	2022	2021	2020
Cash flow from operating activities:
Premiums collected, net of reinsurance	$943,730	$802,275	$739,403
Net investment income	25,348	25,534	28,533
Miscellaneous income	480,976	457,548	569,308
Benefits and loss related payments	(488,833)	(474,105)	(449,564)
Net transfers to separate accounts	(702,325)	(612,726)	(376,570)
Commissions, expenses paid and aggregate write-ins for deductions	(269,018)	(275,158)	(407,779)
Federal and foreign income taxes recovered (paid)	12,415	(1,574)	(69,293)

Net cash provided by (used in) operations	2,293	(78,206)	34,038

Cash flow from investing activities:
Proceeds from investments sold, matured or repaid
Fixed maturities	825,829	377,319	521,628
Net gains on cash, cash equivalents and short-term investments	4	1	114
Miscellaneous proceeds	—	677	—

Total investment proceeds	825,833	377,997	521,742

Cost of investments acquired
Fixed maturities	784,132	346,645	595,802
Miscellaneous applications	1,392	10,504	22,372

Total investments acquired	785,524	357,149	618,174

Net (decrease) increase in contract loans	(146)	(6,451)	1,291

Net cash provided by (used in) investments	40,455	27,299	(97,723)

Cash flow from financing activities:
Capital contributions	—	—	75,000
Net deposits on deposit-type funds and other liabilities	(309)	(114)	(11,832)
Other cash (applied) provided	(24,700)	10,520	3,341

Net cash (used in) provided by financing and miscellaneous sources	(25,009)	10,406	66,509

Net change in cash, cash equivalents and short-term investments	17,739	(40,501)	2,824
Cash, cash equivalents and short-term investments:
Beginning of year	65,638	106,139	103,315

End of year	$83,377	$65,638	$106,139

The accompanying notes are an integral part of these statutory financial statements.

9

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

1. The Company and Nature of Operations

Organization and Description of Business

Zurich American Life Insurance Company (“ZALICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the state of Illinois and is licensed in the District of Columbia and all states, except New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”), a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd. (“ZIG”), of Zurich, Switzerland.

Prior to June 20, 2022, ZALICO was a wholly owned subsidiary of Zurich American Company, LLC (“ZAC”). On June 20, 2022, ZAC merged into ZHCA, with ZHCA as the surviving entity. This merger had no impact on ZALICO or its operations.

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the Company’s Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

In addition to the above transactions, the Company has entered into various affiliated and unaffiliated reinsurance agreements in order to execute strategic transactions and manage various risks to control its net exposures, and limit the volatility of losses, in an effort to protect capital and surplus. These reinsurance transactions have been disclosed in various sections of the following notes to the statutory financial statements.

The Company markets a variety of life insurance products primarily through independent insurance agents and brokers. The Company’s products include fixed universal life, indexed universal life and level term. The Company also offers a series of private placement products including variable annuity, individual variable universal life and variable life. In December 2022, the Company announced it will discontinue new sales of certain indexed universal life and term life products effective February 1, 2023. See ‘Discontinued Operations’ below for additional information.

Additionally, the Company marketed group term life products, accidental death & dismemberment, group long term disability and short-term disability insurance. These products were primarily sold through the Corporate Life and Pension (“CLP”) business, which was sold to American Family Life Insurance Company of Columbus (“Aflac”) in 2020. See ‘Discontinued Operations’ below for additional information.

The Company had also previously marketed registered individual and group variable, fixed and market value adjusted deferred annuity products (“DESTINATIONS Products”), as well as non-registered group variable universal life (“PPVUL”) and business owned life insurance (“BOLI”).

10

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Non-Registered Group Life Insurance

The Company marketed PPVUL and BOLI from 1997 to 2003. PPVUL and BOLI are a form of group life insurance, which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or, in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

The Company records as fees cost of insurance charges taken from the separate accounts, which is recorded as separate account fees. Cost of insurance charges ceded to reinsurers are recorded as a reduction of premiums. The BOLI policies are experience rated contracts with profitability based in part on the policyholder’s mortality experience. Separate account fees collected which are expected to be returned to policyholders due to favorable mortality experience are recorded as a liability in the provision for experience rating refunds. Cost of insurance charges collected in excess of amounts needed to pay death benefits, and to establish mortality reserves, are returned to the policyholder as an experience rating refund expense.

Zurich Insurance Company Ltd. (“ZIC”) offers a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make investments into SVP divisions of the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time. ZIC provides net amount at risk protection to the Company.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate Accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments. Investment income and gains and losses are credited to or charged against the non-guaranteed accounts without regard to other income, gains or losses of the Company. Mortality, policy administration and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the life and annuity reserves line item in the financial statements.

BFP Securities LLC

BFP Securities LLC (“BFPS”) and Investment Distributors, Inc. (“IDI”), affiliates of Protective Life, are the principal underwriters for ZALICO’s variable separate accounts. BFPS is also the primary wholesaling distributor of ZALICO’s BOLI and mortality-based funding products. BFPS is a wholly owned subsidiary of Benefit Finance Partners, LLC (“BFP”). BFP is 50% owned by Bancorp Services, L.L.C. (“Bancorp”), an unaffiliated party, and 50% owned by Zurich Benefit Finance LLC (“ZBF”), an affiliate of ZALICO.

Discontinued Operations

In December 2022, the Company announced it will discontinue new sales of certain indexed universal life and term life products effective February 1, 2023. The Company is currently anticipating it will run-off the existing book of business over time and does not anticipate any significant impact related to this decision on its future financial results. The Company did incur severance expense of $1.3 million, which was recorded as a component of general expenses in the accompanying statements of operations, as of December 31, 2022.

11

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

On March 19, 2020, an agreement was executed between ZALICO and the Company’s wholly owned subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”) (ZALICO and ZALICONY, collectively the “Companies”), ZHCA, ZIC, Aflac and American Family Life Assurance of New York (“Aflac NY”) to sell the Companies’ CLP business. The transaction closed on November 2, 2020. Part of the transaction required the recapture of CLP net liabilities previously ceded to ZIC as of the closing date, and, subsequently, the Companies ceded 100% of the in-force net CLP liabilities to Aflac and Aflac NY through reinsurance agreements dated as of November 2, 2020.

In addition, the Companies and Aflac entered into an agreement with Benefit Harbor LP to transfer the assets and employees of Benefit Harbor Insurance Services, LLC, the third-party administrator for the Companies CLP business. The Companies, Aflac and Aflac NY also entered into Administrative Services Agreements where the Companies will front CLP business directly written by the Companies to Aflac and Aflac NY in exchange for a fronting fee to be determined as a percentage of premiums written and fees collected until Aflac and Aflac NY obtain the proper licensing to write the business directly. Effective January 1, 2023, the Company is no longer fronting for Aflac.

ZALICO recorded a pre-tax gain of $22.0 million in 2020 related to the discontinued operations sold to Aflac, equal to the fair value of consideration received less the costs to sell.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation (“Illinois Department of Insurance”).

The Illinois Department of Insurance recognizes only Statements of Statutory Accounting Principles (“SSAP” or “statutory basis of accounting”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“the Manual”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.

The statutory basis of accounting differs from accounting principles generally accepted in the United States of America (“US GAAP”) in certain respects, which in some cases may be material. The most significant of these differences are as follows:

•

Cash and cash equivalents consist of cash on hand, deposits in banks and other investments, with an original maturity of 90 days or less. Cash and cash equivalents are carried at cost, which approximates fair value as required by the NAIC. Investments in money market mutual funds are carried at fair value or net asset value (“NAV”). Under US GAAP, cash and cash equivalents are carried at fair value and have a maturity of 12 months or less;

•

Fixed maturities are carried at cost, adjusted for amortization of premium or discount. Fixed maturities with NAIC designations of 6 are reported at the lower of amortized cost or fair value. All other fixed maturities are reflected at amortized cost. Discount or premium on fixed maturities is amortized using the interest method on a prospective basis. A yield to worst amortization method is used to take into consideration any fixed maturity call or sinking fund feature. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity. Differences between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income;

12

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

•

Included within the fixed maturities, loan-backed securities are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective asset managers and the prepayment windows and/or cash flows were obtained from Bloomberg. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity;

•

Investments in United States (“US”) insurance company common stocks are not consolidated as required by US GAAP, and are carried at the underlying audited statutory equity of the insurance company, with equity in earnings being recorded directly to unassigned surplus as net unrealized gains or losses rather than recorded through the statements of operations;

•

The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults and is reported as a liability with changes recorded directly to unassigned surplus. Under US GAAP, no such liability is established;

•

An interest maintenance reserve (“IMR”) is required under SSAP in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by US GAAP;

•

Life and annuity reserves under statutory accounting practices are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and Company experience. Under the statutory basis of accounting, the NAIC Reserve Valuation Method is used for the majority of individual insurance reserves; under US GAAP, individual insurance policyholder liabilities for traditional forms for insurance are generally established using the net premium method. For interest-sensitive policies, a liability for policyholder account balances is established under GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy valuation assumptions used in the estimation of policyholder liabilities are generally prescribed under SSAP; under US GAAP, policy valuation assumptions are based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation;

•

Certain contracts, in particular deferred annuities with mortality risk, are considered “life contracts” under SSAP and, accordingly, premiums associated with these contracts are reported as revenues. Under US GAAP, the Company’s deferred annuities are classified as either “insurance contracts” or “investment contracts” and, accordingly, for those annuities, premiums are not reported as revenues. Amounts received for investment contracts are also not reported as policy liabilities and insurance reserves under US GAAP;

•

Under SSAP, the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) is used for the majority of individual deferred annuity reserves. Under US GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, in addition to liabilities for certain guarantees under variable annuity contracts;

•

Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under US GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products;

13

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

•

Under statutory accounting practices, premiums are recognized as revenues when due. For US GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under the statutory basis of accounting, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under US GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve. Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under US GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

•

Assets and liabilities are reported gross of reinsurance under US GAAP and net of reinsurance under the statutory basis of accounting. Certain reinsurance transactions are accounted for as financing transactions under US GAAP and as reinsurance for SSAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under the statutory basis of accounting, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses. Reserves and reinsurance recoverables on unpaid claims on reinsured business are netted with aggregate reserves and the liability for life policy claims, respectively. Under US GAAP, these reinsured amounts are reflected as an asset;

•

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Comprehensive income is not determined for statutory reporting purposes. Under US GAAP, most changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity. There are no admissibility considerations under US GAAP;

•

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for US GAAP purposes; and

•

The statutory statement of cash flows is presented as required and differs from US GAAP presentation. The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

14

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Investments

Investments are valued as prescribed by the NAIC and as required by the Illinois Department of Insurance. All security transactions are recorded on a trade date basis.

The Company’s investment in the common stock of its wholly owned insurance subsidiary is accounted and reported under the equity method as described in SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities,” and valued in accordance with section 3(ii) (D) of the NAIC Valuations Securities manual and reported based on the audited statutory capital and surplus of the subsidiary. Changes in the carrying value of such investments are reflected as unrealized gains or losses in capital and surplus.

The Company records short-term investments at cost or amortized cost.

Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.

Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value (or “fair value”) during the year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed, and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains and losses. All loan-backed and structured securities were reviewed to determine if there were any indications of potential for other than temporary impairment classification (“OTTI”). Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R, “Loan-Backed and Structured Securities.”

In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used.

Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, are excluded from surplus. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2022. The Company had $1,134 investment income due and accrued that was over 90 days past due at December 31, 2021.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR and write-downs are credited or charged to income or loss, net of applicable federal income tax. Unrealized gains and losses are credited or charged to surplus, net of deferred tax.

Life and Annuity Reserves

Liabilities for policy reserves on annuity contracts are calculated based on CARVM. Interest crediting rates under the contracts’ accumulation periods range from 0% to 7%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 0% to 5%.

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 0% to 6%.

15

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Guaranty Fund Assessments

The Company is liable for guaranty fund assessments (“GFA”) related to certain unaffiliated life insurance companies that have become insolvent during the years 2022 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35R, “Guaranty Fund and Other Assessments,” such liabilities and estimated premium tax credits, as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are presented separately in the balance sheet. The majority of the GFA liability is ceded to Protective Life.

The Company’s guaranty fund liability is $10,263,000 and $10,298,000 at December 31, 2022 and 2021, respectively. Amounts recoverable from reinsurers related to GFA liabilities are $9,511,000 and $9,545,000 at December 31, 2022 and 2021, respectively. The amount and period over which the GFA liabilities are expected to be paid varies by insolvency. Future premium tax recoveries total $36,000 at both December 31, 2022 and 2021. Premium tax recoveries vary by state and generally range between five to twenty years.

Separate Accounts

The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.

The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus. The assets are invested primarily in a series of mutual funds managed by other unaffiliated mutual fund managers.

16

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims and other claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust and/or letters of credit, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.

Federal Income Taxes

The Company has applied SSAP No. 101, “Income Taxes.” Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred tax assets (“DTA”) and liabilities (“DTL”) are recognized as adjustments to surplus. DTAs are first subjected to a valuation allowance assessment.

Net DTAs remaining after the valuation allowance assessment are considered admitted assets based upon specific criteria, which consider the reversal pattern of DTAs and surplus. The reversal pattern and surplus limitation parameters in the admission tests are determined based on the risk-based capital levels.

The Company records interest and penalties related to income tax contingencies as a component of income tax expense.

Nonadmitted Assets

Certain assets, designated as “nonadmitted assets,” such as investment income due and accrued exceeding 90 days, deferred income tax in excess of permitted amounts, a negative IMR, electronic data processing equipment and software, etc., have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.

3. Investments

The components of investment income by type of investment for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of dollars)	2022	2021	2020
Fixed maturities	$25,385	$22,836	$26,345
Contract loans	6,022	4,754	6,325
Cash, cash equivalents and short-term investments	1,169	39	427
Other	—	102	—

Gross investment income	32,576	27,731	33,097
Less: Investment expenses	(2,866)	(2,541)	(2,666)

Net investment income	$29,710	$25,190	$30,431

17

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Investment expenses included the following fees paid to the Company’s various affiliated and non-affiliated investment managers:

(in thousands of dollars)	2022	2021	2020
Fees paid to investment managers:
Affiliated investment managers:
Zurich Investment Services Limited	$217	$228	$304
Zurich Global Investment Management	1,080	886	892
Farmers Group Inc.	125	115	131
Non-affiliated investment managers:
Prudential Private Placement Investors L.P.	209	200	201
DWS Investment Management Americas, Inc.	217	236	267
Pinebridge Investments LLC	162	199	229
Goldman Sachs Asset Management, L.P.	418	382	289
Custody fees	431	288	346
Other investment expenses	7	7	7

Total investment expenses	$2,866	$2,541	$2,666

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities based on specific identification.

Realized investment gains (losses) for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of dollars)	2022	2021	2020
Fixed maturities	$(23,064)	$2,263	$12,496
Cash, cash equivalents, and short term	2	(4)	117

	(23,062)	2,259	12,613
Less: Capital gains tax (expense) benefit	4,306	(800)	(2,776)

	(18,756)	1,459	9,837
Less: IMR transfers net of tax	18,224	(1,788)	(9,872)

Total realized capital losses after taxes	$(532)	$(329)	$(35)

18

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities, as of December 31, 2022 and 2021 are as follows:

(in thousands of dollars)	2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed maturities
U.S. government	$298,843	$135	$(12,537)	$286,441
Other governments	9,854	—	(717)	9,137
Political subdivisions	4,255	239	(104)	4,390
Special revenues	73,601	581	(6,101)	68,081
Industrial and miscellaneous (unaffiliated)	526,358	2,871	(39,963)	489,266

Total fixed maturities	$912,911	$3,826	$(59,422)	$857,315

(in thousands of dollars)	2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed maturities
U.S. government	$358,221	$3,321	$(2,954)	$358,588
Other governments	10,933	101	(101)	10,933
Political subdivisions	4,266	1,210	(5)	5,471
Special revenues	75,805	5,228	(593)	80,440
Industrial and miscellaneous (unaffiliated)	528,944	35,970	(1,874)	563,040

Total fixed maturities	$978,169	$45,830	$(5,527)	$1,018,472

19

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Unrealized Losses on Fixed Maturities

Fair value and gross unrealized losses of fixed maturities as of December 31, 2022 and 2021 for securities that were in an unrealized loss position were as follows:

(in thousands of dollars)	2022
	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
	Gross Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. government	$191,430	$(4,756)	$66,885	$(7,693)
Other governments	2,717	(33)	6,420	(684)
U.S. political subdivisions bonds	379	(60)	197	(44)
U.S. special revenues bonds	17,336	(1,462)	1,678	(125)
Industrial and miscellaneous	232,463	(17,415)	88,264	(14,949)
Loan-backed securities	97,717	(5,894)	45,702	(6,307)

Total fixed maturities	$542,042	$(29,620)	$209,146	$(29,802)

(in thousands of dollars)	2021
	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
	Gross Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. government	$209,937	$(1,342)	$40,695	$(1,612)
Other governments	6,244	(101)	—	—
U.S. political subdivisions bonds	300	(5)	—	—
U.S. special revenues bonds	4,372	(21)	3,759	(103)
Industrial and miscellaneous	77,963	(1,161)	11,463	(450)
Loan-backed securities	51,637	(588)	9,364	(144)

Total fixed maturities	$350,453	$(3,218)	$65,281	$(2,309)

As of December 31, 2022 and 2021, fixed maturities represented 100% of the Company’s total unrealized loss amount for both years and totaled 1,080 and 357 securities, respectively.

As of December 31, 2022 and 2021, fixed maturities in an unrealized loss position for less than 12 months were comprised of 714 and 303 securities, respectively.

Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2022 and 2021 were comprised of 366 and 54 securities, respectively. The Company recognized OTTI on fixed maturities of $1,048 in 2022. The Company did not recognize OTTI on fixed maturities investments in 2021.

The majority of these securities are investment grade fixed maturities and the decline in fair value is attributed to changes in interest rates and not credit quality. As the Company has the ability and intent to hold these investments until a recovery of fair value which may be at maturity, the Company does not consider these investments to be other-than temporarily-impaired at December 31, 2022 or 2021.

20

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Loan-Backed Securities

Loan-backed securities with evidence of deterioration of credit quality, for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions is made on the security level.

Loan-backed securities impaired, as their carrying value was less than the present value of their projected cash flows that were held as of December 31, 2022, were as follows:

2022
CUSIP Identification	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
22540VG71	$36,525	$35,477	$1,048	$35,477	$37,782	6/30/22

Total	$36,525	$35,477	$1,048	$35,477	$37,782

As of December 31, 2021, there were no impaired loan-backed securities.

Concentrations of Credit Risk

The Company is not exposed to any significant concentration of credit risk of a single or group non-governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company’s total exposure.

Maturities of Fixed Maturities

The amortized cost and estimated fair value of fixed maturities, by contractual maturity, at December 31, 2022 and 2021 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed securities provide for periodic payments throughout their life. As the stated maturities of such securities may not be indicative of actual maturities, the totals for mortgage-backed securities are shown separately.

21

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	2022		2021
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$27,616	$27,188	$66,169	$66,514
Due after 1 year through 5 years	421,559	404,598	407,220	411,590
Due after 5 years through 10 years	181,390	163,561	228,161	233,418
Due after 10 years	120,620	112,211	110,611	138,132

	751,185	707,558	812,161	849,654
Mortgage-backed securities	161,726	149,757	166,008	168,818

	$912,911	$857,315	$978,169	$1,018,472

Proceeds from sold, matured or repaid fixed maturities and gross realized gains and losses for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of dollars)	Gross Gains	Gross Losses	Proceeds
2022
Long term fixed maturities	$858	$(23,922)	$825,829
Short term fixed maturities	2	(6)	2,554
2021
Long term fixed maturities	$4,371	$(2,142)	$377,319
Short term fixed maturities	1	—	9,292
2020
Long term fixed maturities	$12,952	$(502)	$521,628
Short term fixed maturities	1	—	12,094

22

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Restricted Assets

As of December 31, 2022 and 2021, the Company has the following restricted assets held at amortized cost, which were on deposit with various states to satisfy regulatory requirements:

Gross Restricted										Percentage
(in thousands of dollars)
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Protected Cell Account Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ Decrease	Total Non- Admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
2022
On deposit with states regulatory bodies	$4,365	$—	$—	$—	$4,365	$3,959	$406	$—	$4,365	0.03%	0.03%

Total restricted assets	$4,365	$—	$—	$—	$4,365	$3,959	$406	$—	$4,365	0.03%	0.03%

2021
On deposit with states regulatory bodies	$3,959	$—	$—	$—	$3,959	$3,973	$(14)	$—	$3,959	0.02%	0.02%

Total restricted assets	$3,959	$—	$—	$—	$3,959	$3,973	$(14)	$—	$3,959	0.02%	0.02%

The fair value of these securities was $4,098,257 and $3,950,987 as of December 31, 2022 and 2021, respectively.

23

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

4. Fair Value of Financial Instruments

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, “Fair Value.” The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1

Securities valued based on directly observable market prices and are traded in active markets; securities valued on unadjusted quoted prices, if not actively traded. Level 1 securities include money market funds and exchange traded equity and derivative securities.

Level 2	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets;

b.	Quoted prices for identical or similar assets or liabilities in nonactive markets;

c.	Inputs other than quoted market prices that are observable; and

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management’s own judgments about the assumptions a market participant would use in pricing the asset or liability.

At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.

24

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Fair Values of Financial Instruments and its Levels within Fair Value Hierarchy

The following table provides information as of December 31, 2022 and 2021 about the fair values and certain admitted values of the Company’s financial instruments and its levels within the fair value hierarchy:

(in thousands of dollars)	2022
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed maturities	$857,315	$912,911	$—	$853,513	$3,802	$—
Cash, cash equivalents and short-term investments	83,377	83,377	64,866	18,511	—	—
Receivable for securities	1,394	1,394	1,394	—	—	—
Contract loans	176,496	176,496	—	—	—	176,496
Investment income due and accrued	20,212	20,212	20,212	—	—	—
Separate account assets	15,695,452	15,695,452	2,178,197	11,943,898	1,573,357	—

Total assets	$16,834,246	$16,889,842	$2,264,669	$12,815,922	$1,577,159	$176,496

Liabilities
Deposit type contracts	$4,230	$4,230	$—	$4,230	$—	$—
Separate account liabilities	15,695,452	15,695,452	—	15,695,452	—	—

Total liabilities	$15,699,682	$15,699,682	$—	$15,699,682	$—	$—

(in thousands of dollars)	2021
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed maturities	$1,018,472	$978,169	$—	$1,015,913	$2,559	$—
Cash, cash equivalents and short-term investments	65,638	65,638	65,638	—	—	—
Receivable for securities	2	2	2	—	—	—
Contract loans	176,642	176,642	—	—	—	176,642
Investment income due and accrued	14,671	14,671	14,671	—	—	—
Separate account assets	15,521,673	15,521,673	2,662,302	11,516,480	1,342,891	—

Total assets	$16,797,098	$16,756,795	$2,742,613	$12,532,393	$1,345,450	$176,642

Liabilities
Deposit type contracts	$4,538	$4,538	$—	$4,538	$—	$—
Separate account liabilities	15,521,673	15,521,673	—	15,521,673	—	—

Total liabilities	$15,526,211	$15,526,211	$—	$15,526,211	$—	$—

25

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Changes in Level 3 Assets Measured at Fair Value

The following table summarizes the changes in Separate Account assets classified as Level 3 for the years ended December 31, 2022 and 2021. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs.

(in thousands of dollars)	Separate Account Assets
	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Total Gains/ (Losses) Included in Surplus	Purchases	Sales	Transfer in/(out) of Level 3	Ending Fair Value
2022	$1,342,891	$(66,195)	$12,578	$340,132	$(56,049)	$—	$1,573,357
2021	$1,030,100	$113,497	$6,797	$243,146	$(50,649)	$—	$1,342,891

Methods and Assumptions to Estimate Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2022 and 2021:

•

Fixed maturities - The estimated fair value of fixed maturities is valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). Fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

•	Cash, cash equivalents and short-term investments - The carrying amounts of these items approximate fair value.

•	Contract loans - The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.

•	Deposit-type contracts - The estimated fair value is currently equal to book value and is based on the present value of the future payments.

•

The separate account assets are carried at fair value based on the reported NAV per share of the respective portfolios at December 31, 2022 and 2021. Accumulation values are computed daily based on the change in fair market value of the NAV of the subaccount less mortality and expense risk charges for the subaccount. The carrying amounts of the separate account liabilities are a reasonable estimate of their fair value.

26

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

5. Income Taxes

Components of DTAs and DTLs at December 31, 2022 and 2021, as well as the related changes, comprise the following components:

(in thousands of dollars)	2022
	Ordinary	Capital	Total
Gross deferred tax assets	$168,845	$1,677	$170,522
Deferred tax assets nonadmitted	161,907	141	162,048

Subtotal net admitted deferred tax asset	6,938	1,536	8,474
Deferred tax liabilities	6,938	1	6,939

Net admitted deferred tax asset	$—	$1,535	$1,535

(in thousands of dollars)	2021
	Ordinary	Capital	Total
Gross deferred tax assets	$161,764	$1,160	$162,924
Deferred tax assets nonadmitted	154,943	105	155,048

Subtotal net admitted deferred tax asset	6,821	1,055	7,876
Deferred tax liabilities	6,821	—	6,821

Net admitted deferred tax asset	$—	$1,055	$1,055

(in thousands of dollars)	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$7,081	$517	$7,598
Deferred tax assets nonadmitted	6,964	36	7,000

Subtotal net admitted deferred tax asset	117	481	598
Deferred tax liabilities	117	1	118

Net admitted deferred tax asset	$—	$480	$480

27

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The SSAP No. 101 admission calculation components at December 31, 2022 and 2021 are as follows:

(in thousands of dollars)	2022
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,535	$1,535
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	22,537
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	6,938	1	6,939

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$6,938	$1,536	$8,474

Ratio percentage used to determine recovery period and threshold limitation amount			748%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$150,248

(in thousands of dollars)	2021
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,055	$1,055
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	24,878
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	6,821	—	6,821

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$6,821	$1,055	$7,876

Ratio percentage used to determine recovery period and threshold limitation amount			836%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$165,853

28

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	Change
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$480	$480
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	(2,341)
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	117	1	118

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$117	$481	$598

Ratio percentage used to determine recovery period and threshold limitation amount			-88%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$(15,605)

The Company does not employ reinsurance related tax planning strategies.

The Company is currently recognizing all deferred tax liabilities.

Current income taxes incurred consist of the following major components for the years ended December 31, 2022 and 2021:

(in thousands of dollars)	2022	2021	Change
Federal	$3,418	$(17,754)	$21,172
Foreign	—	—	—

Subtotal	3,418	(17,754)	21,172
Federal income tax on net capital gains (losses)	(4,306)	800	(5,106)

Federal and foreign income taxes incurred	$(888)	$(16,954)	$16,066

29

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

As of December 31, 2022 and 2021, the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2022	2021	Change
Deferred tax assets
Ordinary:
Unearned premium reserves	$—	$5	$(5)
Policyholder reserves	87,480	87,179	301
Deferred acquisition costs	79,149	73,544	5,605
Nonadmitted assets	1,340	172	1,168
Compensation and benefits accrual	—	253	(253)
Accruals not currently deductible	360	62	298
Other	516	549	(33)

	168,845	161,764	7,081
Nonadmitted deferred tax assets	(161,907)	(154,943)	(6,964)

Admitted ordinary deferred tax assets	6,938	6,821	117

Capital:
Investments	1,017	588	429
Other	660	572	88

	1,677	1,160	517
Nonadmitted deferred tax assets	(141)	(105)	(36)

Admitted capital deferred tax assets	1,536	1,055	481

Admitted deferred tax assets	8,474	7,876	598

Deferred tax liabilities
Ordinary:
Policyholder reserves	1,210	1,613	(403)
Fixed assets	—	1	(1)
Investments	970	728	242
Deferred and uncollected premium	4,352	4,479	(127)
Other	406	—	406

	6,938	6,821	117

Capital:
Other	1	—	1

	1	—	1

Total deferred tax liabilities	6,939	6,821	118

Net admitted deferred tax assets	$1,535	$1,055	$480

The change in net deferred income taxes, net of any valuation allowance, is composed of the following:

(in thousands of dollars)	2022	2021	Change
Total deferred tax assets	$170,522	$162,924	$7,598
Total deferred tax liabilities	6,939	6,821	118

Net deferred tax asset	$163,583	$156,103	7,480

Tax effect of unrealized gains			—

Change in net deferred income tax asset			$7,480

30

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 21% for 2022, 2021 and 2020 to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2022	2021	2020
Pre-tax loss from operations	$(7,539)	$(18,318)	$(18,866)
Pre-tax realized capital (losses) gains before transfer to IMR	(23,062)	2,259	2,741

Total pre-tax loss	$(30,601)	$(16,059)	$(16,125)

Provision computed at statutory rate	$(6,426)	$(3,372)	$(3,386)
Amortization of interest maintenance reserve	(39)	(682)	1,632
Separate accounts dividend received deduction	(288)	(639)	(749)
Ceding commission included in surplus	(91)	(85)	(78)
Nonadmitted assets	(1,168)	313	(89)
Provision to return	(390)	(296)	(22,138)
Internal Revenue Service (“IRS”) audit adjustment	(33)	(38)	—
Life loss carryback - CARES Act	—	—	(9,087)
Other	67	(234)	29

Total statutory income taxes	$(8,368)	$(5,033)	$(33,866)

Federal income tax expense (benefit)	$3,418	$(17,754)	$60,245
Tax on capital (losses) gains	(4,306)	800	2,776
Less: Change in net deferred income tax	(7,480)	11,921	(96,887)

Total statutory income taxes	$(8,368)	$(5,033)	$(33,866)

As of December 31, 2022, the Company did not have any operating loss carryforwards.

There was no aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS code as of December 31, 2022.

31

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The Company’s federal income tax return is consolidated with the following entities, with ZHCA as the parent:

American Guarantee and Liability Insurance Company	Zurich Agency Services, Inc.

American Zurich Insurance Company	Zurich Alternative Asset Management, LLC

Colonial American Casualty & Surety Company	Zurich American Insurance Company

Empire Fire and Marine Insurance Company	Zurich American Insurance Company of Illinois

Empire Indemnity Insurance Company	Zurich American Life Insurance Company

Fidelity & Deposit Company of Maryland	Zurich American Life Insurance Company of New York

Hoplite Reinsurance Company of Vermont, Inc.	Zurich CZI Management Holding, Ltd.

Rural Community Insurance Company	Zurich E & S Insurance Brokerage, Inc.

Special Insurance Services, Inc.	Zurich F & I Reinsurance T & C Limited

Steadfast Insurance Company	Zurich Global, Ltd.

The Zurich Services Corporation	Zurich Global Investment Management Inc.

Universal Underwriters Insurance Company	Zurich Holding Company of America, Inc.

Universal Underwriters of Texas Insurance Company	Zurich Latin America Corporation

Universal Underwriters Service Corporation	Zurich Realty, Inc.

Vehicle Dealer Solutions, Inc.

A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.

The Company joins with its U.S. parent, ZHCA and other affiliates, in filing a consolidated U.S. federal income tax return. The statutes of limitations for all income tax returns through tax year 2017 are closed, and all IRS examinations are closed through tax year 2019. The Company is not currently under any IRS income tax audits.

Corporate Alternative Minimum Tax (“CAMT”) is a part of the Inflation Reduction Act of 2022, which was enacted into law on August 16, 2022. The controlled group of corporations of which the Company is a member has not yet been determined, as of the reporting date, if they will be liable for CAMT in 2023. The fourth quarter 2022 financial statements do not include the estimated impact of the CAMT, because a reasonable estimate cannot be made. Based upon projected adjusted financial statement income for 2023, the controlled group of corporations has determined that average “adjusted financial statement income” is above the thresholds for the 2023 tax year such that they expect to be required to perform the CAMT calculations.

At December 31, 2022, the Company did not have any uncertain tax positions. Based upon existing information, the Company does not anticipate any expected development for uncertain tax positions in the next twelve months.

As of December 31, 2022, the Company has not recognized any amounts for interest or penalties related to uncertain tax positions. However, in the event the Company determines a change in liability is appropriate in the future, interest or penalty related to an uncertain tax position will be recognized as a component of the income tax provision.

32

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

6. Information Concerning Parent, Subsidiaries and Affiliates

On September 2, 2010, the Company established ZALICONY. The carrying value of ZALICONY as of December 31, 2022 and 2021 is $22,144,649 and $20,266,915, respectively. The Company has entered into a related party services agreement with ZALICONY.

There were no capital contributions made to the Company in 2022 or 2021.

On August 6, 2020, the Company received a capital contribution of $35,000,000 from ZAC. On September 18, 2020, and December 15, 2020, two additional capital contributions of $20,000,000 each were received from ZAC.

At December 31, 2022 and 2021, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2022	2021
Zurich Global Employee Benefits Solutions	$424	$270
Zurich American Life Insurance Company of New York	57	77
Other related parties	2	—

Receivables from related parties	$483	$347

Zurich American Insurance Company	$(5,965)	$(3,645)
Zurich Global Investment Management Inc.	(396)	(184)
Zurich Benefit Finance LLC	(125)	—
ZNA Services, LLC	(67)	(73)
Zurich Services US LLC	(14)	(16)
The Zurich Services Corporation	(5)	—
Zurich Holding Company of America, Inc.	—	(6,538)
Centre Group Holdings (U.S.) Limited	—	(34)
Other related parties	—	(20)

Payables to related parties	$(6,572)	$(10,510)

Net payables to related parties	$(6,089)	$(10,163)

33

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

For the years 2022, 2021 and 2020, the Company incurred the following amounts of expense in association with services, such as administrative services, advisory services, claim services and risk engineering services, provided by related parties:

(in thousands of dollars)	2022	2021	2020
Zurich American Insurance Company	$15,154	$15,497	$8,998
Zurich Global Investment Management Inc.	1,080	885	892
Zurich Insurance Group	847	847	690
ZNA Services, LLC	786	752	1,158
Zurich Benefit Finance LLC	325	—	—
Zurich Investment Services Ltd	238	268	327
Farmers Group, Inc.	220	114	131
Zurich Services US LLC	190	183	290
The Zurich Services Corporation	11	—	14
Zurich American Life Insurance Company of New York	(555)	(759)	(708)
Zurich Global Employee Benefit Solutions	(2,028)	(1,137)	(988)

Expenses incurred in association with services provided by related parties	$16,268	$16,650	$10,804

Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.

The Company has a service agreement, technology support agreement, and license and service agreement with Bancorp and ZBF. Bancorp is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies. ZBF is appointed to be the product technology support provider in the administration of certain private placement variable life insurance policies issued by the Company. The Company’s license and service agreement with Bancorp and ZBF governs the terms and conditions under which certain technology may be used in the administration of certain private placement variable life insurance policies issued by the Company that includes illustration software license.

The Company has a principal underwriter agreement and service agreements with BFPS. BFPS is the principal underwriter for a closed block of the Company’s variable, fixed and market value-adjusted annuities. BFPS provides certain services for the distribution of the Company’s private placement variable life insurance and variable annuity policies. BFPS also provides certain services relating to certain employees and independent contractors of the Company becoming and remaining registered representatives of BFPS.

The Company has a Stable Value Protection Option Master Agreement (whereby the Company is acting on behalf of the sub-divisions of the Stable-Value-Protected Divisions of the ZALICO Variable Series I Separate Account) with ZIC.

The Company has a Real Estate Advisory Agreement with its affiliate Zurich Global Investment Management Inc. (“ZGIM”), under which ZGIM may provide certain services on real estate activities to the Company on an ongoing basis.

The Company has service agreements with its affiliates ZIC, Farmers New World Life (“FNWL”), Zurich American Insurance Company (“ZAIC”), and ZALICONY for each to perform administrative services reasonably necessary in the ordinary course of business.

34

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The Company has an investment advisory service agreement with its affiliate, Zurich Investment Services Ltd. (“ZIS”) and ZGIM, to perform investment advisory services reasonably necessary in the ordinary course of business.

The Company has a customer service level overview agreement with its affiliate, ZFUS Services, LLC (“ZFUS”), for ZFUS to provide management, administrative and general services.

The Company has a service agreement with its affiliate, Zurich Life Insurance Company Ltd (“ZLIC”), for the Company to provide referral, sales support and other administrative services for ZLIC.

The Company has a service agreement with The Zurich Services Corporation (“ZSC”) pursuant to which the Company receives services from ZSC that may include claim services, risk engineering services, care center services and other services.

The Company has a service agreement with its affiliate, Zurich Services US LLC (“ZSUS”), for ZSUS to provide human resources services, administrative and general services.

The Company has a Multilateral Data Protection Agreement for Data Transfers in Business Systems with ZIG. The agreement governs the handling of personal data sent cross border within the Zurich global organization.

See footnote 8 for the disclosure regarding the Company’s reinsurance activities with affiliates.

7. Life Reserves

Life reserves are based on mortality tables approved by the NAIC using statutory specified interest rates and valuation methods that provide, in aggregate, reserves that are greater than or equal to the minimum required by the Illinois Department of Insurance. The aggregate reserves for life policies and contracts have been computed primarily utilizing the CARVM based on the statutory maximum valuation interest rates and minimum statutory mortality rates which were allowed by state authorities at the time the policies were issued.

Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.

For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest multiplied by the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

35

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The reconciliation of total actuarial reserves and other liabilities as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)	2022	2021
Policy Liabilities in the General Account
Life insurance	$303,842	$302,496
Accidental death benefits	1	1
Disability—active lives	83	88
Annuities (excluding supplementary contracts)	100,542	99,586
Supplementary contracts with life contingencies	200,712	213,099
Supplemental contracts without life contingencies	4,230	4,538
Miscellaneous reserves	927	983
Claims and benefits payable to policyholders	82,316	77,842

Total general account	692,653	698,633

Policy Liabilities in the Separate Account
Life insurance	12,680,309	12,432,142
Annuities (excluding supplementary contracts)	2,962,931	3,052,884
Supplementary contracts including life contingencies	1,788	2,220
Liability for deposit-type contracts	126	236
Other liabilities	50,298	34,191

Total separate account	15,695,452	15,521,673

Total policy liabilities	$16,388,105	$16,220,306

The Company’s universal life policies with secondary guarantees (“SGUL policies”) in force at December 31, 2022 and 2021, were calculated under Actuarial Guideline XXXVIII (“AG38”), paragraphs 8D and 8E, which take into account the shadow accounts used for the lapse protection. In addition, a single deterministic projection was run as required in AG38 paragraph 8D, which was required for policies issued through December 31, 2012. This is a gross premium valuation using best estimate assumptions plus conservative margins and the asset assumptions include limitations with respect to the particular assets and asset yields.

The gross premium valuation was used for policies issued prior to December 31, 2012, since it exceeded the formulaic reserve. The Company’s gross reserves for all SGUL policies were $103,760,000 and $96,703,000 as of December 31, 2022 and 2021, respectively. The Company cedes 100% of this business to ZIC.

In June 2016, the NAIC adopted a recommendation to activate a principles-based reserving (“PBR”) approach for life insurance products in order to more accurately reflect the risks or costs of the liability or obligations of the insurer. During 2020, the Company implemented PBR for individual life policies under Section 20 of the Valuation Manual (“VM-20”) with issue dates of January 1, 2020 and later. Due to the Company’s reinsurance agreements currently in place, there was no material impact to the Company.

The Company also implemented PBR for variable annuity contracts and certain other policies and contracts under Section 21 of the Valuation Manual (“VM-21”) for all contracts in force. Due to the Company’s reinsurance agreements currently in place, the Company has only retained $3.9 million of such reserves as of December 31, 2020. The valuation methodology used to value certain variable annuity reserves prior to the adoption of PBR was Actuarial Guideline 43 (“AG-43”). The Company did not elect the 36-month phase-in period option provided in VM-21.

36

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Analysis of General Account Life Actuarial Reserves by Withdrawal Characteristics

Life actuarial reserves by withdrawal characteristics as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)
2022 General Account		Account Value	Cash Value	Reserve
A.	Subject to discretionary withdrawal, surrender
	values or policy loans:
	1. Term policies with cash value	$—	$—	$—
	2. Universal life	283,661	282,358	290,133
	3. Universal life with secondary guarantees	31,211	26,571	103,134
	4. Indexed universal life	693,725	562,098	705,547
	5. Indexed universal life with secondary guarantees	—	—	—
	6. Indexed life	—	—	—
	7. Other permanent cash value life insurance	28,156	28,156	29,780
	8. Variable life	—	—	—
	9. Variable universal life	206,861	206,861	210,759
	10. Miscellaneous reserves	—	—	12,154
B.	Not subject to discretionary withdrawal or no cash values:
	1. Term policies with cash value	—	—	79,806
	2. Accidental death benefits	—	—	1
	3. Disability - active lives	—	—	91
	4. Disability - disabled lives	—	—	177
	5. Miscellaneous reserves	—	—	5,896

C.	Total (gross: direct + assumed)	1,243,614	1,106,044	1,437,478
D.	Reinsurance ceded	981,700	844,130	1,132,625

E.	Total (net) * (C)-(D)	$261,914	$261,914	$304,853

37

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2022
Separate Account Nonguaranteed		Account Value	Cash Value	Reserve
A.	Subject to discretionary withdrawal, surrender
values or policy loans:
	1. Term policies with cash value	$—	$—	$—
	2. Universal life	—	—	—
	3. Universal life with secondary guarantees	—	—	—
	4. Indexed universal life	—	—	—
	5. Indexed universal life with secondary guarantees	—	—	—
	6. Indexed life	—	—	—
	7. Other permanent cash value life insurance	—	—	—
	8. Variable life	—	—	—
	9. Variable universal life	12,680,309	12,680,309	12,680,309
	10. Miscellaneous reserves	—	—	—
B.	Not subject to discretionary withdrawal or no cash values:
	1. Term policies with cash value	—	—	—
	2. Accidental death benefits	—	—	—
	3. Disability - active lives	—	—	—
	4. Disability - disabled lives	—	—	—
	5. Miscellaneous reserves	—	—	—

C.	Total (gross: direct + assumed)	12,680,309	12,680,309	12,680,309
D.	Reinsurance ceded	—	—	—

E.	Total (net) * (C)-(D)	$12,680,309	$12,680,309	$12,680,309

38

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2021
General Account		Account Value	Cash Value	Reserve
A.	Subject to discretionary withdrawal, surrender
	values or policy loans:
	1. Term policies with cash value	$—	$—	$—
	2. Universal life	301,287	299,825	312,390
	3. Universal life with secondary guarantees	32,571	25,336	96,703
	4. Indexed universal life	615,894	479,756	606,424
	5. Indexed universal life with secondary guarantees	—	—	—
	6. Indexed life	—	—	—
	7. Other permanent cash value life insurance	28,758	28,758	30,458
	8. Variable life	—	—	—
	9. Variable universal life	201,095	201,095	204,896
	10. Miscellaneous reserves	—	—	10,953
B.	Not subject to discretionary withdrawal or no cash values:
	1. Term policies with cash value	—	—	80,432
	2. Accidental death benefits	—	—	1
	3. Disability - active lives	—	—	97
	4. Disability - disabled lives	—	—	173
	5. Miscellaneous reserves	—	—	10,104

C.	Total (gross: direct + assumed)	1,179,605	1,034,770	1,352,631
D.	Reinsurance ceded	922,603	777,768	1,049,063

E.	Total (net) * (C)-(D)	$257,002	$257,002	$303,568

39

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2021
Separate Account Nonguaranteed		Account Value	Cash Value	Reserve
A.	Subject to discretionary withdrawal, surrender
values or policy loans:
	1. Term policies with cash value	$—	$—	$—
	2. Universal life	—	—	—
	3. Universal life with secondary guarantees	—	—	—
	4. Indexed universal life	—	—	—
	5. Indexed universal life with secondary guarantees	—	—	—
	6. Indexed life	—	—	—
	7. Other permanent cash value life insurance	—	—	—
	8. Variable life	—	—	—
	9. Variable universal life	12,432,142	12,432,142	12,432,142
	10. Miscellaneous reserves	—	—	—
B.	Not subject to discretionary withdrawal or no cash values:
	1. Term policies with cash value	—	—	—
	2. Accidental death benefits	—	—	—
	3. Disability - active lives	—	—	—
	4. Disability - disabled lives	—	—	—
	5. Miscellaneous reserves	—	—	—

C.	Total (gross: direct + assumed)	12,432,142	12,432,142	12,432,142
D.	Reinsurance ceded	—	—	—

E.	Total (net) * (C)-(D)	$12,432,142	$12,432,142	$12,432,142

The reconciliation of life actuarial reserves by type as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)	2022	2021
Life Actuarial Reserves
Life insurance	$303,842	$302,496
Accidental death benefits	1	1
Disability - active lives	83	88
Miscellaneous reserves	927	983

Total life	$304,853	$303,568

40

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)
2022 Individual Annuities		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$44,444	$1,773	$—	$46,217	1.23%
	2. At book value less surrender charge of 5% or more	1,564	—	—	1,564	0.04%
	3. At fair value	—	—	1,876,869	1,876,869	49.92%

	4. Total with adjustment or at market value (total of 1 through 3)	46,008	1,773	1,876,869	1,924,650	51.19%
	5. At book value without adjustment (minimal or no charge or adjustment)	1,353,116	—	—	1,353,116	35.99%
B.	Not subject to discretionary withdrawal	480,185	—	1,788	481,973	12.82%

C.	Total (gross: direct + assumed)	1,879,309	1,773	1,878,657	3,759,739	100.00%

D.	Reinsurance ceded	1,662,583	—	—	1,662,583

E.	Total (net) * (C)-(D)	$216,726	$1,773	$1,878,657	$2,097,156

	Annuities (excluding supplementary contracts)	$16,014	$1,773	$1,876,869	$1,894,656
	Supplementary contracts with life contingencies	200,712	—	1,788	202,500

	Total (net)	$216,726	$1,773	$1,878,657	$2,097,156

41

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2022 Group Annuities		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$11,293	$4,647	$—	$15,940	1.10%
	2. At book value less surrender charge of 5% or more	84	—	—	84	0.01%
	3. At fair value	—	—	1,079,642	1,079,642	74.61%

	4. Total with adjustment or at market value (total of 1 through 3)	11,377	4,647	1,079,642	1,095,666	75.72%
	5. At book value without adjustment (minimal or no charge or adjustment)	125,937	—	—	125,937	8.70%
B.	Not subject to discretionary withdrawal	225,435	—	—	225,435	15.58%

C.	Total (gross: direct + assumed)	362,749	4,647	1,079,642	1,447,038	100.00%

D.	Reinsurance ceded	278,221	—	—	278,221

E.	Total (net) * (C)-(D)	$84,528	$4,647	$1,079,642	$1,168,817

	Annuities (excluding supplementary contracts)	$84,528	$4,647	$1,079,642	$1,168,817
	Supplementary contracts with life contingencies	—	—	—	—

	Total (net)	$84,528	$4,647	$1,079,642	$1,168,817

(in thousands of dollars)
2022 Deposit-Type Contracts		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$—	$—	$—	$—	0.00%
	2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
	3. At fair value	—	—	—	—	0.00%

	4. Total with adjustment or at market value (total of 1 through 3)	—	—	—	—	0.00%
	5. At book value without adjustment (minimal or no charge or adjustment)	9,503	—	—	9,503	31.99%
B.	Not subject to discretionary withdrawal	20,077	—	126	20,203	68.01%

C.	Total (gross: direct + assumed)	29,580	—	126	29,706	100.00%

D.	Reinsurance ceded	25,350	—	—	25,350

E.	Total (net) * (C)-(D)	$4,230	$—	$126	$4,356

42

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2021 Individual Annuities		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$59,299	$1,133	$—	$60,432	1.55%
	2. At book value less surrender charge of 5% or more	5,448	—	—	5,448	0.14%
	3. At fair value	—	—	1,966,504	1,966,504	50.43%

	4. Total with adjustment or at market value (total of 1 through 3)	64,747	1,133	1,966,504	2,032,384	52.12%
	5. At book value without adjustment (minimal or no charge or adjustment)	1,512,310	—	—	1,512,310	38.78%
B.	Not subject to discretionary withdrawal	352,740	—	2,319	355,059	9.10%

C.	Total (gross: direct + assumed)	1,929,797	1,133	1,968,823	3,899,753	100.00%

D.	Reinsurance ceded	1,701,981	—	—	1,701,981

E.	Total (net) * (C)-(D)	$227,816	$1,133	$1,968,823	$2,197,772

	Annuities (excluding supplementary contracts)	$14,717	$1,133	$1,966,603	$1,982,453
	Supplementary contracts with life contingencies	213,099	—	2,220	215,319

	Total (net)	$227,816	$1,133	$1,968,823	$2,197,772

43

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2021 Group Annuities		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$—	$5,372	$—	$5,372	0.37%
	2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
	3. At fair value	—	—	1,079,776	1,079,776	74.79%

	4. Total with adjustment or at market value (total of 1 through 3)	—	5,372	1,079,776	1,085,148	75.17%
	5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B.	Not subject to discretionary withdrawal	358,518	—	—	358,518	24.83%

C.	Total (gross: direct + assumed)	358,518	5,372	1,079,776	1,443,666	100.00%

D.	Reinsurance ceded	273,649	—	—	273,649

E.	Total (net) * (C)-(D)	$84,869	$5,372	$1,079,776	$1,170,017

	Annuities (excluding supplementary contracts)	$84,869	$5,372	$1,079,776	$1,170,017
	Supplementary contracts with life contingencies	—	—	—	—

	Total (net)	$84,869	$5,372	$1,079,776	$1,170,017

(in thousands of dollars)
2021 Deposit-Type Contracts		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$—	$—	$—	$—	0.00%
	2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
	3. At fair value	—	—	—	—	0.00%

	4. Total with adjustment or at market value (total of 1 through 3)	—	—	—	—	0.00%
	5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B.	Not subject to discretionary withdrawal	33,548	236	—	33,784	100.00%

C.	Total (gross: direct + assumed)	33,548	236	—	33,784	100.00%

D.	Reinsurance ceded	29,010	—	—	29,010

E.	Total (net) * (C)-(D)	$4,538	$236	$—	$4,774

44

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Variable Annuities with Guaranteed Living Benefits

The Company’s variable annuities with guaranteed living benefits for DESTINATIONS products at December 31, 2022 and 2021 are as follows:

(in thousands of dollars)	Guaranteed Living Benefits
Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held – Net	Total Reinsurance Ceded
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)
December 31, 2022	$540,496	$7,097	$255,336
December 31, 2021	$728,543	$3,937	$240,717

The GRIB base is the greatest of account value, greatest anniversary value or net deposits accumulated at 5%. As of December 31, 2022 and 2021, the Company ceded $204,269,000 and $192,574,000 of this business to ZIC, with the remainder ceded to unaffiliated insurance companies.

8. Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts, accidental death and disability contracts and coinsurance contracts to affiliate and third party reinsurers. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

There was no reinsurance in unauthorized and certified companies in 2022 or 2021. There was $316,852 of reinsurance in unauthorized and certified companies in 2020.

45

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The following is a breakdown of direct, assumed and ceded premiums by major affiliated and unaffiliated insurance companies for the years ended December 31, 2022, 2021 and 2020:

(in thousands of dollars)	2022	2021	2020
Direct and assumed premiums:	$1,300,874	$1,247,590	$952,090
Ceded premiums:
Affiliated insurance companies	(176,680)	(197,956)	(125,889)
Unaffiliated insurance companies	(194,575)	(186,837)	(212,101)

Total premiums ceded	(371,255)	(384,793)	(337,990)

Premiums and annuity considerations	$929,619	$862,797	$614,100

Breakdown of ceded premiums:
Affiliated insurance companies:
ZIC:
Recapture of CLP liabilities	$—	$—	$95,624
All other activity	(176,680)	(197,956)	(221,513)

Total affiliated insurance companies	$(176,680)	$(197,956)	$(125,889)

Unaffiliated insurance companies:
Aflac	$(120,191)	$(100,083)	$(122,673)
Protective Life	(58,870)	(72,003)	(75,244)
All others	(15,514)	(14,751)	(14,184)

Total unaffiliated insurance companies	$(194,575)	$(186,837)	$(212,101)

As of December 31, 2022, 2021 and 2020, amounts assumed from unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2022	2021	2020
Premiums assumed	$339	$299	$333
Benefits assumed	159	169	164
Reserves assumed	2,166	2,157	36

The Company did not assume any amounts from affiliated insurance companies during 2022, 2021 or 2020.

46

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

As of December 31, 2022, 2021 and 2020, amounts associated with reinsurance reserves ceded to affiliated and unaffiliated insurance companies, including the related collateral held for such reserves for life, annuity and disability products were as follows:

(in thousands of dollars)	2022	2021	2020
Reserves ceded as of December 31,
Affiliated insurance companies	$1,294,273	$1,199,475	$1,122,344
Unaffiliated insurance companies	1,959,667	1,978,166	1,980,578

Total reserves ceded	$3,253,940	$3,177,641	$3,102,922

Breakdown of total reserves ceded by liability type:
Individual annuities	$1,662,583	$1,701,981	$1,739,702
Group annuities	278,221	273,649	314,358
Deposit-type contracts	25,350	29,010	30,261
Life contract actuarial reserves	1,132,625	1,049,063	928,461
Accident and health	155,161	123,938	90,140

Total reserves ceded	$3,253,940	$3,177,641	$3,102,922

Breakdown of total reserves ceded by key reinsurer:
Affiliated insurance companies:
ZIC:
Variable universal life liabilities	$770,438	$676,768	$561,935
Variable annuity liabilities	208,139	227,517	240,719
GRIB liabilities	204,269	192,574	228,451
SGUL liabilities	103,760	96,703	86,760
CLP liabilities	7,667	5,913	4,479

Total affiliated insurance companies	$1,294,273	$1,199,475	$1,122,344

Unaffiliated insurance companies:
Protective Life	$1,688,920	$1,737,183	$1,759,852
Fidelity Life Association (“FLA”)	69,489	72,213	75,386
Aflac	146,205	116,921	84,789
All others	55,053	51,849	60,551

Total unaffiliated insurance companies	$1,959,667	$1,978,166	$1,980,578

Collateral held for total reserves ceded:
ZIC Security Trust account	$1,380,794	$1,294,947	$1,242,134
Protective Life Security Trust account	1,630,445	1,710,147	1,811,235
All other third party trust accounts	1,311	1,311	1,311
All other third party letters of credit	8,750	8,000	6,500

ZIC established a Security Trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. The basis of the valuation of all collateral held is market value.

47

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The collateral for the GRIB liabilities provided by ZIC, and the related list of assets held for the benefit of ZIC, as of December 31, 2022 and 2021 are as follows:

(in thousands of dollars)
	Variable Annuities Reserve	Total Collateral
2022
Bonds	$204,269	$1,153,709
Equities	—	8,080
Money market	—	17,055
Unconditional letters of credit	—	201,950

Total assets - for the benefit of the cedent	$204,269	$1,380,794

2021
Bonds	$192,574	$1,060,844
Equities	—	33,906
Money market	—	747
Unconditional letters of credit	—	199,450

Total assets - for the benefit of the cedent	$192,574	$1,294,947

The face amount of insurance in force associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life insurance in force at December 31, 2022 and 2021 were as follows:

(in thousands of dollars)	2022	2021
Direct and assumed	$94,477,048	$93,023,968

Ceded to
Affiliated insurance companies	$52,074,009	$52,482,987
Unaffiliated insurance companies	28,616,379	26,913,732

Total ceded	$80,690,388	$79,396,719

As of December 31, 2022, 2021 and 2020, amounts associated with reinsurance benefits ceded to affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2022	2021	2020
Benefits ceded to affiliated insurance companies	$51,833	$67,090	$70,912
Benefits ceded to unaffiliated insurance companies	330,256	352,052	308,504

Total benefits ceded	$382,089	$419,142	$379,416

ZIC

On November 17, 2006, and as amended on December 22, 2008, the Company entered into a reinsurance agreement with ZIC (“ZIC Agreement”) to reinsure the net amounts at risk for the GRIB options and other related life and annuity reserves related to the Company’s DESTINATIONS product for policies issued from May 1, 2000 through February 28, 2003.

48

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

On September 30, 2013, the Company and ZIC entered into a reinsurance treaty in which the Company ceded 100% of its universal life business issued after January 1, 2010. The treaty is retrospective, covering all Independent Financial Advisors (“IFA”) in-force policies from inception.

To facilitate the sale of the CLP business to Aflac, ZALICO recaptured CLP net liabilities previously ceded to ZIC as of November 2, 2020. On a pre-tax basis, ZALICO recorded ceded premiums of $95.6 million (which included $82.2 million of cash transferred from ZIC equal to the net liabilities recaptured), $93.8 million of claims incurred, and other expenses of $1.9 million. In exchange, ZALICO paid ZIC a recapture fee of $88.7 million.

Further, the Company has several reinsurance agreements with ZIC covering the Company’s individual life and group life, accidental death and disability businesses.

The Company’s affiliated reinsurance transactions with ZIC have all been approved by the Illinois Department of Insurance.

Aflac

On March 19, 2020, an agreement was executed between the Companies, ZHCA, ZIC, Aflac and Aflac NY to sell the Companies’ CLP business. The transaction closed on November 2, 2020. Part of the transaction required the recapture of CLP net liabilities previously ceded to ZIC as of the closing date, as discussed above. Subsequently, the Companies ceded 100% of the in-force net CLP liabilities to Aflac and Aflac NY through reinsurance agreements dated as of November 2, 2020.

Protective Life Insurance Company

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly owned subsidiaries, to a former affiliate, FKLA. In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the Company’s Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One. On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance.

On July 3, 2006, Protective Life purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

The initial ceding commission on the coinsurance agreement with Protective Life was $120 million. This initial ceding commission was not transferred to the Company from Protective Life, but rather was withheld from the assets transferred from the Company to Protective Life as part of the transferred coinsurance assets. As of December 31, 2022 and 2021, the remaining balance of the initial ceding commission amounted to $3.9 million and $4.3 million, respectively. The remaining balance of the initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus, are being amortized into operations. Amortization of the initial ceding commission was approximately $434,000, $406,000 and $370,000 for the years ended December 31, 2022, 2021 and 2020, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $244,000, $229,000 and $208,000 for the years ended December 31, 2022, 2021 and 2020, respectively.

As part of the coinsurance agreement with Protective Life, most reinsurance agreements with outside reinsurers were novated to Protective Life as part of the Purchase Agreement. As of December 31, 2022, and 2021, the Company’s separate account assets subject to the coinsurance agreement with Protective Life were approximately $829,113,000 and $1,131,531,000, respectively.

49

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

A Security Trust Account was established for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by Protective Life, adjusted on a quarterly basis. Protective Life is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less.

Fidelity Life Association

As part of the overall Protective Life transaction, the Company also entered into a reinsurance agreement with Fidelity Life Association (“FLA”) related to certain fixed-rate annuity liabilities. FLA is a mutual insurance company which was an affiliate of FKLA.

9. Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the Illinois Department of Insurance is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the Illinois Department of Insurance. The Company did not pay any dividends in 2022, 2021 or 2020. The Company has no surplus debentures. The Company also has no restrictions on surplus or any stock held by the Company for any special purposes.

10. Retirement Plans and Other Post Retirement Benefits Plans

Effective in 2004, the Company’s employees began participating in a qualified, noncontributory defined benefit pension plan sponsored by ZAIC.

11. Separate Accounts

General Nature and Characteristics of Separate Accounts

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity contract holders and variable life insurance policy holders.

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The negative liability for transfers to Separate Accounts due or accrued amounted to $13,000 and $18,000 as of December 31, 2022 and 2021, respectively, which represents CARVM.

The assets and liabilities of the Separate Accounts are carried at fair value at December 31, 2022 and 2021.

The Company has marketed non-registered individual and group variable life policies and a series of individual and group variable annuity contracts. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The non-registered products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company.

50

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.

Certain separate account products have guarantees that are backed by the general accounts. The Company has entered into reinsurance agreements for all of this guaranteed business. At the end of December 31, 2022, the general account of the Company had a maximum guarantee for the separate account liabilities of $42.5 billion. To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

(in thousands of dollars)
Risk Charges
2022	$386,896
2021	326,962
2020	462,893
2019	347,628
2018	327,395

As all of the guarantees have been reinsured, the above risk charges have also been ceded.

51

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Information regarding the reserves included in the separate accounts of the Company as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)	2022
	Indexed	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2022	$—	$40	$—	$926,833	$926,873

Reserves at December 31, 2022 for accounts with assets at:
Fair value	$—	$6,420	$—	$15,689,032	$15,695,452
Amortized cost	—	—	—	—	—

Total reserves	$—	$6,420	$—	$15,689,032	$15,695,452

By withdrawal characteristics:
With market value adjustment	$—	$6,420	$—	$—	$6,420
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	15,689,032	15,689,032
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—

Subtotal	—	6,420	—	15,689,032	15,695,452
Not subject to discretionary withdrawal	—	—	—	—	—

	$—	$6,420	$—	$15,689,032	$15,695,452

52

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	2021
	Indexed	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2021	$—	$125	$—	$876,901	$877,026

Reserves at December 31, 2021 for accounts with assets at:
Fair value	$—	$6,505	$—	$15,515,168	$15,521,673
Amortized cost	—	—	—	—	—

Total reserves	$—	$6,505	$—	$15,515,168	$15,521,673

By withdrawal characteristics:
With market value adjustment	$—	$6,505	$—	$—	$6,505
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	15,515,168	15,515,168
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—

Subtotal	—	6,505	—	15,515,168	15,521,673
Not subject to discretionary withdrawal	—	—	—	—	—

	$—	$6,505	$—	$15,515,168	$15,521,673

The following is a reconciliation of net transfers from the Company’s separate accounts for the years ended December 31, 2022, 2021 and 2020:

(in thousands of dollars)	2022	2021	2020
Transfers as reported in the summary of operations of the separate accounts annual statement
Transfers to separate accounts	$1,020,466	$985,276	$664,017
Transfers from separate accounts	(232,675)	(259,448)	(240,220)

Net transfers to separate accounts	787,791	725,828	423,797
Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(86,097)	(112,382)	(44,280)
Change in termination value of separate accounts	—	—	(49)
Separate accounts trading gain (loss)	6	5	(2)
Transfers required to support benefits	(2,482)	(1,983)	7,503
Fee income from premium taxes and other DAC tax charges	2,764	1,528	(9,903)
Other	349	(98)	(163)

Net transfers to separate accounts as reported in the statement of operations	$702,331	$612,898	$376,903

53

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

12. Premiums Due and Deferred

Gross due and deferred premiums represent life insurance premiums due to be received from policyholders through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

Due and deferred premiums at December 31, 2022 and 2021 are as follows:

(in thousands of dollars)	2022		2021
	Gross	Net	Gross	Net
Ordinary renewal	$5,790	$5,492	$5,447	$5,214
Group life	6,452	6,452	8,088	8,088
Accident and health	8,875	8,875	8,184	8,184
Nonadmitted assets	(293)	(293)	(9)	(9)

	$20,824	$20,526	$21,710	$21,477

13. Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. The Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position.

14. Subsequent Events

On March 28, 2023, the Company received a capital contribution of $12.0 million from ZHCA.

The Company has evaluated subsequent events through April 24, 2023, the date the financial statements were available to be issued.

54